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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-07701
number
-----------------------------------------------------------------

                       GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 09/30/08
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


GE LifeStyle Funds



GE STRATEGY FUNDS
--------------------------------------------------------------------------------
GE CONSERVATIVE STRATEGY FUND
GE MODERATE STRATEGY FUND
GE AGGRESSIVE STRATEGY FUND





Annual Report

SEPTEMBER 30, 2008





[GE logo omitted]

GE LifeStyle Funds
--------------------------------------------------------------------------------



Table of Contents



NOTES TO PERFORMANCE ......................................................    1


PERFORMANCE SUMMARY

     GE Conservative Strategy Fund ........................................    2


     GE Moderate Strategy Fund ............................................    5


     GE Aggressive Strategy Fund ..........................................    8


     Portfolio Management Team ............................................   11


FINANCIAL STATEMENTS

     Financial Highlights .................................................   12


     Statements of Net Assets .............................................   14


     Statements of Operations .............................................   17


     Statements of Changes in Net Assets ..................................   18


     Notes to Financial Statements ........................................   19


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   26


TAX INFORMATION ...........................................................   27


ADDITIONAL INFORMATION ....................................................   28


INVESTMENT TEAM ...........................................................   31





This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy shares of, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

Notes to Performance                                          September 30, 2008
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geam.com for performance information as of the most recent month end.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2009. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

       OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
      -----------------------------------------------------------------
       GE U.S. Equity Fund                                  0.50%
       GE Fixed Income Fund                                 0.30%
       GE International Equity Fund                         0.29%
       GE Small-Cap Equity Fund                             0.75%

* THE UNDERLYING GE FUNDS' OPERATING EXPENSE LIMITS SHOWN ABOVE ARE EFFECTIVE FOR A ONE-YEAR PERIOD THROUGH JANUARY 29, 2009, WHICH MAY THEN BE RENEWED OR DISCONTINUED WITHOUT FURTHER NOTICE. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.


Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government and their prices will fluctuate with market conditions.

The S&P 500(R) Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The index is designed to represent performance of the U.S. investment-grade fixed-rate bond market. The Russell 2000(R) Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The Russell 3000(R) Index comprises the 3,000 largest U.S. domiciled companies. The results shown for the foregoing index assume the reinvestment of net dividends or interest. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500(R) Index and the Russell 2000(R) Index; for the international equity market, the MSCI(R) EAFE(R) Index; for the fixed income bond market, the LB Aggregate Bond Index; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Strategy Funds and a wholly owned subsidiary of GEAM, the investment adviser of the Funds.

GE Conservative Strategy Fund                                Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
================================================================================


[Line chart omitted -- plot points are as follows:]

          GE Conservative      MSCI                        LB Aggregate                           Russell           Composite
           Strategy Fund    EAFE Index    S&P 500 Index     Bond Index     90 Day T-Bill         2000 Index          Index (C)
--------------------------------------------------------------------------------------------------------------------------------
09/98      $10,000.00       $10,000.00    $10,000.00        $10,000.00      $10,000.00          $10,000.00         $10,000.00
09/99       11,043.58        13,095.08     12,781.09          9,962.51       10,456.11           11,899.37          11,183.22
09/00       12,173.76        13,513.82     14,471.83         10,658.57       11,058.14           14,702.86          12,239.96
09/01       11,799.23         9,637.13     10,615.00         12,038.90       11,558.99           11,592.95          11,443.40
09/02       11,372.98         8,140.64      8,439.60         13,074.85       11,764.49           10,525.57          11,011.18
09/03       12,538.44        10,258.86     10,503.14         13,781.43       11,897.97           14,374.72          12,621.57
09/04       13,478.35        12,521.84     11,959.79         14,289.24       12,031.14           17,073.65          13,809.40
09/05       14,514.69        15,754.62     13,424.25         14,689.12       12,361.10           20,132.26          15,042.93
09/06       15,611.25        18,774.63     14,873.24         15,227.74       12,924.70           22,124.36          16,233.86
09/07       17,542.59        23,444.79     17,317.65         16,008.33       13,548.11           24,848.04          18,012.60
09/08       15,983.94        16,294.19     13,513.55         16,594.86       13,846.38           21,247.78          16,458.70

PORTFOLIO ALLOCATION TO FUNDS AT 9/30/08*
================================================================================

                                      TARGET        ACTUAL
                                      ------        -------
GE Fixed Income Fund                  53.00%         48.69%
GE U.S. Equity Fund                   28.00%         26.87%
GE International Equity Fund          12.00%         13.26%
GE Small-Cap Equity Fund               5.00%          4.06%
GE Money Market Fund & Other+          2.00%          7.12%
--------------------------------------------------------------------------------
Total                                100.00%        100.00%
--------------------------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended September 30, 2008
================================================================================

                                                              ENDING VALUE
                                 ONE       FIVE       TEN     OF A $10,000
                                YEAR       YEAR      YEAR      INVESTMENT
--------------------------------------------------------------------------------

GE CONSERVATIVE
   STRATEGY FUND               -8.88%     4.98%     4.80%       $15,984
MSCI EAFE Index               -30.50%     9.69%     5.00%       $16,294
S&P 500 Index                 -21.98%     5.17%     3.06%       $13,514
LB Aggregate Bond Index         3.65%     3.78%     5.20%       $16,595
90 Day T-Bill                   2.19%     3.08%     3.31%       $13,846
Russell 2000 Index            -14.49%     8.13%     7.83%       $21,248
Composite Index (C)**          -8.63%     5.45%     5.11%       $16,459
--------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Conservative Strategy Fund returned -8.88% for the twelve-month period ended September 30, 2008. The Fund's Composite Index returned -8.63% and the Lipper peer group of 531 Mixed-Asset Target Allocation Moderate Funds returned -14.89% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy and is structured with a conservative target weighting in equities relative to fixed income. The Fund's target equity allocation is 45%, with U.S. Equities accounting for 33% of the Fund, 28% to large-cap core equities and 5% to small-cap equities. The target allocation to core international equities is 12% of the Fund. The Fund's target allocation to fixed income securities is 53% and the target allocation to cash and cash equivalents is 2%. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the portfolio managers' tactical decision to underweight U.S. equities and overweight cash. The overweight in international equities and underweight in fixed income detracted from performance. Also contributing to overall Fund relative performance were the outperformance of the underlying GE U.S. Equity Fund and GE International Equity Fund versus their respective benchmarks. The performance of the underlying GE Small-Cap Equity Fund and the GE Fixed Income Fund versus their respective benchmarks detracted from relative performance.

The GE U.S. Equity Fund outperformed its benchmark, the S&P 500 Index, over the last twelve-month period. The Fund's high quality large-cap holdings helped to protect the Fund from the entirety of the S&P 500  downdraft this year. Eight out of ten S&P 500 sectors have added positively to relative performance, with the greatest single contribution coming from outperforming stocks within technology. The underlying GE U.S. Equity Fund enjoyed solid contributions from the health care, energy, consumer, and utilities sectors. The global cyclical sectors, industrials and materials, which have lagged so far this year, have negatively impacted performance. The rising cost of fuel and growing global growth concerns have punished aircraft-related stocks and most global cyclicals. The GE U.S. Equity Fund has remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. In the continuing credit market dislocation, the underlying Fund's underweight in financials benefited performance. The GE U.S. Equity Fund

GE Conservative Strategy Fund                                Performance Summary
--------------------------------------------------------------------------------

remains focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

U.S. equities saw the best of times and the worst of times during the last fiscal period. While the S&P 500 reached an all time high in October 2007, it began a long retreat amid mounting concerns of inflation and then deflation, deterioration in housing and employment, and a worsening credit crisis. During the year, commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell and investors sought the relative security of U.S. Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and health care. The financials retreated amid locked-up credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

The GE Small-Cap Equity Fund underperformed its benchmark, the Russell 2000 Index. The primary positive drivers of performance came from stock selection in the consumer discretionary and financials sectors. In the financials sector we avoided banks with subprime exposure. The underlying Fund was negatively impacted by weak stock selection in health care and energy.

Portfolio management believes that the actions taken by the Fed and the Treasury will help to stabilize the financial markets, rebuild investor confidence, and help to unlock the credit markets. This should bode well for small-caps and help to ignite further growth in companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund outperformed its MSCI EAFE benchmark over the last fiscal period. Substantial positive attribution was derived from stock selection in materials and financial stocks. Agricultural chemicals continued to outperform, benefiting from strong demand and price appreciation, while the deteriorating financial environment emphasized the separation between vulnerable and healthy companies. Banking stocks held in the portfolio figured in both the top and bottom contributors while companies vulnerable to the economic cycle tended to lag. Substantially underweight financials at the start of the period, positions in the highest quality, and least vulnerable, companies were increased over the last twelve months. Deposit-based banks and institutions with minimal exposure to risky credits were preferred. Also, the GE International Equity Fund reduced its overweight in more cyclical industrial, materials, and energy companies that may face a less buoyant market as global growth slows. Indiscriminate selling in the market has allowed the underlying Fund to add to high quality defensive food and beverage companies at very attractive valuations.

The rapidly expanding problem in the global financial system has taken its toll on international market confidence and the economic growth outlook. In the face of a slowing economy and declining earnings, stocks have been weaker across the board with almost all stocks selling off, regardless of fundamentals. Starting in the fourth quarter of 2007, the worsening condition of the U.S. financial sector saw its effects spread from local to global very rapidly. Also beset by rising inflation and slower growth, declining liquidity in the world's financial system prompted a major fall in global stocks.

The GE Fixed Income Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. The primary source of its underperformance came from the underlying Fund's exposure to mortgage-related securities, which experienced significant price declines as this market became more dislocated during the period. Tactical duration and yield curve positioning taking advantage of the volatility in rates contributed positively to performance. Although the underlying Fund's general underweight in investment grade credit versus the benchmark helped performance, the exposure to high yield and emerging market debt hurt relative return.

During the twelve months ended September 30, 2008 interest rates fell amongst a flight to quality as a drying up of liquidity and breakdown in confidence brought the global financial system to the brink of collapse. Independent National Mortgage Corporation (IndyMac), Washington Mutual and Lehman Brothers failed under the weight of their exposure to mortgage loans/ securities. The federal government engineered the takeover of Bear Stearns by JP Morgan in March, placed Fannie Mae and Freddie Mac under conservatorship, and extended an emergency loan to AIG in September to prevent those firms from succumbing to the same fate. These events contributed to one of the worst credit environments on record. Commercial mortgage-backed securities (MBS) spreads widened dramatically and wider credit spreads came as a result of growing economic fears and reduced liquidity, exacerbated by declining Treasury yields in the flight to quality. The commercial paper (CP) market froze with little issuance as CP rates rose amid declining investor demand. In response, central banks worldwide injected massive amounts of liquidity as short-term markets dried up under an unwillingness of banks to lend to each other. In addition to liquidity measures, the Federal Reserve lowered the fed funds target from 4.75% to 2.00% during this twelve-month period.

GE Conservative Strategy Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2008 - SEPTEMBER 30, 2008

---------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                            934.09                        0.89
---------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.82                        0.91
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.18% (FROM PERIOD APRIL 01, 2008 - SEPTEMBER 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 WAS (-6.59)%.


See Notes to Financial Statements.

GE Moderate Strategy Fund                                    Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
================================================================================


[Line chart omitted -- plot points are as follows:]

          GE Moderate      MSCI EAFE                         LB Aggregate                         Russell 2000      Composite
          Strategy Fund       Index       S&P 500 Index       Bond Index       90 Day T-Bill         Index          Index (M)
------------------------------------------------------------------------------------------------------------------------------
09/98     $10,000.00       $10,000.00     $10,000.00          $10,000.00        $10,000.00        $10,000.00       $10,000.00
09/99      11,601.86        13,095.08      12,781.09            9,962.51         10,456.11         11,899.37        11,811.87
09/00      12,796.23        13,513.82      14,471.83           10,658.57         11,058.14         14,702.86        13,053.10
09/01      11,513.20         9,637.13      10,615.00           12,038.90         11,558.99         11,592.95        11,115.71
09/02      10,567.45         8,140.64       8,439.60           13,074.85         11,764.49         10,525.57        10,233.79
09/03      11,909.56        10,258.86      10,503.14           13,781.43         11,897.97         14,374.72        12,337.44
09/04      13,125.00        12,521.84      11,959.79           14,289.24         12,031.14         17,073.65        13,906.23
09/05      14,568.95        15,754.62      13,424.25           14,689.12         12,361.10         20,132.26        15,596.18
09/06      15,934.61        18,774.63      14,873.24           15,227.74         12,924.70         22,124.36        17,158.01
09/07      18,408.71        23,444.79      17,317.65           16,008.33         13,548.11         24,848.04        19,496.26
09/08      15,933.99        16,294.19      13,513.55           16,594.86         13,846.38         21,247.78        16,805.64


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/08*
================================================================================

                                         TARGET         ACTUAL
                                         ------         ------
GE U.S. Equity Fund                      33.00%         32.84%
GE Fixed Income Fund                     34.00%         28.98%
GE International Equity Fund             20.00%         21.51%
GE Small-Cap Equity Fund                 12.00%         11.09%
GE Money Market Fund & Other+             1.00%          5.58%
--------------------------------------------------------------------------------
Total                                   100.00%        100.00%
--------------------------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended September 30, 2008
================================================================================

                                                              ENDING VALUE
                                 ONE       FIVE       TEN     OF A $10,000
                                YEAR       YEAR      YEAR      INVESTMENT
--------------------------------------------------------------------------------

GE MODERATE STRATEGY FUND      -13.44%    6.00%     4.77%       $15,934
MSCI EAFE Index                -30.50%    9.69%     5.00%       $16,294
S&P 500 Index                  -21.98%    5.17%     3.06%       $13,514
LB Aggregate Bond Index          3.65%    3.78%     5.20%       $16,595
90 Day T-Bill                    2.19%    3.08%     3.31%       $13,846
Russell 2000 Index             -14.49%    8.13%     7.83%       $21,248
Composite Index (M)**          -13.80%    6.37%     5.32%       $16,806
--------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Moderate Strategy Fund returned -13.44% for the twelve-month period ended September 30, 2008. The Fund's Composite Index returned -13.80% and the Lipper peer group of 694 Mixed-Asset Target Allocation Growth Funds returned -17.91% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy and is structured with a moderate target weighting in equities relative to fixed income. The Fund's target equity allocation is 65%, with U.S. Equities accounting for 45% of the Fund, 33% to large-cap core equities and 12% to small-cap equities. The target allocation to core international equities is 20% of the Fund. The Fund's target allocation to fixed income securities is 34% and the target allocation to cash and cash equivalents is 1%. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the portfolio managers' tactical decision to underweight U.S. equities and overweight cash. The overweight in international equities and underweight in fixed income detracted from performance. Also contributing to overall Fund relative performance were the outperformance of the underlying GE U.S. Equity Fund and GE International Equity Fund versus their respective benchmarks. The performance of the underlying GE Small-Cap Equity Fund and the GE Fixed Income Fund versus their respective benchmarks detracted from relative performance.

The GE U.S. Equity Fund outperformed its benchmark, the S&P 500 Index, over the last twelve-month period. The Fund's high quality large-cap holdings helped to protect the Fund from the entirety of the S&P 500 downdraft this year. Eight out of ten S&P 500 sectors have added positively to relative performance, with the greatest single contribution coming from outperforming stocks within technology. The underlying GE U.S. Equity Fund enjoyed solid contributions from the health care, energy, consumer, and utilities sectors. The global cyclical sectors, industrials and materials, which have lagged so far this year, have negatively impacted performance. The rising cost of fuel and growing global growth concerns have punished aircraft-related stocks and most global cyclicals. The GE U.S. Equity Fund has remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. In the continuing credit market dislocation, the underlying Fund's underweight in financials benefited performance. The GE U.S. Equity Fund

GE Moderate Strategy Fund                                    Performance Summary
--------------------------------------------------------------------------------

remains focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

U.S. equities saw the best of times and the worst of times during the last fiscal period. While the S&P 500 reached an all time high in October 2007, it began a long retreat amid mounting concerns of inflation and then deflation, deterioration in housing and employment, and a worsening credit crisis. During the year, commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell and investors sought the relative security of U.S. Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and health care. The financials retreated amid locked-up credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

The GE Small-Cap Equity Fund underperformed its benchmark, the Russell 2000 Index. The primary positive drivers of performance came from stock selection in the consumer discretionary and financials sectors. In the financials sector we avoided banks with subprime exposure. The underlying Fund was negatively impacted by weak stock selection in health care and energy.

Portfolio management believes that the actions taken by the Fed and the Treasury will help to stabilize the financial markets, rebuild investor confidence, and help to unlock the credit markets. This should bode well for small-caps and help to ignite further growth in companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund outperformed its MSCI EAFE benchmark over the last fiscal period. Substantial positive attribution was derived from stock selection in materials and financial stocks. Agricultural chemicals continued to outperform, benefiting from strong demand and price appreciation, while the deteriorating financial environment emphasized the separation between vulnerable and healthy companies. Banking stocks held in the portfolio figured in both the top and bottom contributors while companies vulnerable to the economic cycle tended to lag. Substantially underweight financials at the start of the period, positions in the highest quality, and least vulnerable, companies were increased over the last twelve months. Deposit-based banks and institutions with minimal exposure to risky credits were preferred. Also, the GE International Equity Fund reduced its overweight in more cyclical industrial, materials, and energy companies that may face a less buoyant market as global growth slows. Indiscriminate selling in the market has allowed the underlying Fund to add to high quality defensive food and beverage companies at very attractive valuations.

The rapidly expanding problem in the global financial system has taken its toll on international market confidence and the economic growth outlook. In the face of a slowing economy and declining earnings, stocks have been weaker across the board with almost all stocks selling off, regardless of fundamentals. Starting in the fourth quarter of 2007, the worsening condition of the U.S. financial sector saw its effects spread from local to global very rapidly. Also beset by rising inflation and slower growth, declining liquidity in the world's financial system prompted a major fall in global stocks.

The GE Fixed Income Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. The primary source of its underperformance came from the underlying Fund's exposure to mortgage-related securities, which experienced significant price declines as this market became more dislocated during the period. Tactical duration and yield curve positioning taking advantage of the volatility in rates contributed positively to performance. Although the underlying Fund's general underweight in investment grade credit versus the benchmark helped performance, the exposure to high yield and emerging market debt hurt relative return.

During the twelve months ended September 30, 2008 interest rates fell amongst a flight to quality as a drying up of liquidity and breakdown in confidence brought the global financial system to the brink of collapse. Independent National Mortgage Corporation (IndyMac), Washington Mutual and Lehman Brothers failed under the weight of their exposure to mortgage loans/securities. The federal government engineered the takeover of Bear Stearns by JP Morgan in March, placed Fannie Mae and Freddie Mac under conservatorship, and extended an emergency loan to AIG in September to prevent those firms from succumbing to the same fate. These events contributed to one of the worst credit environments on record. Commercial mortgage-backed securities (MBS) spreads widened dramatically and wider credit spreads came as a result of growing economic fears and reduced liquidity, exacerbated by declining Treasury yields in the flight to quality. The commercial paper (CP) market froze with little issuance as CP rates rose amid declining investor demand. In response, central banks worldwide injected massive amounts of liquidity as short-term markets dried up under an unwillingness of banks to lend to each other. In addition to liquidity measures, the Federal Reserve lowered the fed funds target from 4.75% to 2.00% during this twelve-month period.

GE Moderate Strategy Fund                     Understanding Your Fund's Expenses

--------------------------------------------------------------------------------



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2008 - SEPTEMBER 30, 2008

---------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                            912.49                        0.94
---------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.77                        0.96
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.19% (FROM PERIOD APRIL 01, 2008 - SEPTEMBER 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 WAS (-8.75)%.

See Notes to Financial Statements.

GE Aggressive Strategy Fund                                  Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
================================================================================


[Line chart omitted -- plot points are as follows:]

            GE Aggressive      MSCI EAFE                          LB Aggregate                        Russell 2000      Composite
            Strategy Fund        Index         S&P 500 Index       Bond Index        90 Day T-Bill        Index         Index (A)
----------------------------------------------------------------------------------------------------------------------------------
09/98       $10,000.00        $10,000.00        $10,000.00         $10,000.00         $10,000.00       $10,000.00      $10,000.00
09/99        12,086.25         13,095.40         12,780.66           9,963.40          10,456.12        11,898.08       12,317.62
09/00        13,488.61         13,511.83         14,473.28          10,659.90          11,058.17        14,699.33       13,767.42
09/01        11,557.88          9,635.25         10,614.92          12,040.66          11,559.02        11,591.04       10,874.38
09/02        10,243.64          8,139.00          8,439.93          13,075.73          11,764.53        10,524.54        9,644.57
09/03        11,692.35         10,255.82         10,502.64          13,783.10          11,898.00        14,371.94       12,091.14
09/04        13,166.00         12,520.40         11,959.68          14,290.04          12,031.19        17,069.51       13,958.28
09/05        14,972.08         15,750.01         13,424.91          14,689.46          12,361.14        20,124.55       16,043.81
09/06        16,561.63         18,767.82         14,874.22          15,228.64          12,925.60        22,119.08       17,894.56
09/07        19,576.01         23,434.43         17,319.88          16,010.75          13,551.56        24,844.72       20,663.23
09/08        16,271.01         16,287.82         13,513.69          16,595.50          13,848.15        21,245.33       17,093.96

PORTFOLIO ALLOCATION TO FUNDS AT 9/30/08*
================================================================================

                                            TARGET         ACTUAL
                                            ------         ------
GE U.S. Equity Fund                         35.00%         35.67%
GE International Equity Fund                25.00%         27.14%
GE Small-Cap Equity Fund                    20.00%         18.02%
GE Fixed Income Fund                        19.00%         16.30%
GE Money Market Fund & Other+                1.00%          2.87%
--------------------------------------------------------------------------------
Total                                       100.00%       100.00%
--------------------------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended September 30, 2008
================================================================================

                                                               ENDING VALUE
                                   ONE      FIVE      TEN      OF A $10,000
                                  YEAR      YEAR     YEAR       INVESTMENT
--------------------------------------------------------------------------------

GE AGGRESSIVE
   STRATEGY FUND                -16.88%    6.83 %   4.99%        $16,271
MSCI EAFE Index                 -30.50%    9.69%    5.00%        $16,288
 S&P 500 Index                  -21.98%    5.17%    3.06%        $13,514
 LB Aggregate Bond Index          3.65%    3.78%    5.20%        $16,595
 90 Day T-Bill                    2.19%    3.08%    3.31%        $13,848
 Russell 2000 Index             -14.49%    8.13%    7.83%        $21,245
 Composite Index (A)**          -17.27%    7.18%    5.51%        $17,094
--------------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT. SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Aggressive Strategy Fund returned -16.88% for the twelve-month period ended September 30, 2008. The Fund's Composite Index returned -17.27% and the Lipper peer group of 152 Global Multi-Cap Core Funds returned -24.42% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy and is structured with an aggressive target weighting in equities relative to fixed income. The Fund's target equity allocation is 80%, with U.S. Equities accounting for 55% of the Fund, 35% to large-cap core equities and 20% to small-cap equities. The target allocation to core international equities is 25% of the Fund. The Fund's target allocation to fixed income securities is 19% and the target allocation to cash and cash equivalents is 1%. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the portfolio managers' tactical decision to underweight U.S. equities and overweight cash. The overweight in international equities and underweight in fixed income detracted from performance. Also contributing to overall Fund relative performance were the outperformance of the underlying GE U.S. Equity Fund and GE International Equity Fund versus their respective benchmarks. The performance of the underlying GE Small-Cap Equity Fund and the GE Fixed Income Fund versus their respective benchmarks detracted from relative performance.

The GE U.S. Equity Fund outperformed its benchmark, the S&P 500 Index, over the last twelve-month period. The Fund's high quality large-cap holdings helped to protect the Fund from the entirety of the S&P 500 downdraft this year. Eight out of ten S&P 500 sectors have added positively to relative performance, with the greatest single contribution coming from outperforming stocks within technology. The underlying GE U.S. Equity Fund enjoyed solid contributions from the health care, energy, consumer, and utilities sectors. The global cyclical sectors, industrials and materials, which have lagged so far this year, have negatively impacted performance. The rising cost of fuel and growing global growth concerns have punished aircraft-related stocks and most global cyclicals. The GE U.S. Equity Fund has remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. In the continuing credit market dislocation, the underlying Fund's underweight in financials benefited performance. The GE U.S. Equity Fund

GE Aggressive Strategy Fund                                  Performance Summary
--------------------------------------------------------------------------------


remains focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

U.S. equities saw the best of times and the worst of times during the last fiscal period. While the S&P 500 reached an all time high in October 2007, it began a long retreat amid mounting concerns of inflation and then deflation, deterioration in housing and employment, and a worsening credit crisis. During the year, commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell and investors sought the relative security of U.S. Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and health care. The financials retreated amid locked-up credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

The GE Small-Cap Equity Fund underperformed its benchmark, the Russell 2000 Index. The primary positive drivers of performance came from stock selection in the consumer discretionary and financials sectors. In the financials sector we avoided banks with subprime exposure. The underlying Fund was negatively impacted by weak stock selection in health care and energy.

Portfolio management believes that the actions taken by the Fed and the Treasury will help to stabilize the financial markets, rebuild investor confidence, and help to unlock the credit markets. This should bode well for small-caps and help to ignite further growth in companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund outperformed its MSCI EAFE benchmark over the last fiscal period. Substantial positive attribution was derived from stock selection in materials and financial stocks. Agricultural chemicals continued to outperform, benefiting from strong demand and price appreciation, while the deteriorating financial environment emphasized the separation between vulnerable and healthy companies. Banking stocks held in the portfolio figured in both the top and bottom contributors while companies vulnerable to the economic cycle tended to lag. Substantially underweight financials at the start of the period, positions in the highest quality, and least vulnerable, companies were increased over the last twelve months. Deposit-based banks and institutions with minimal exposure to risky credits were preferred. Also, the GE International Equity Fund reduced its overweight in more cyclical industrial, materials, and energy companies that may face a less buoyant market as global growth slows. Indiscriminate selling in the market has allowed the underlying Fund to add to high quality defensive food and beverage companies at very attractive valuations.

The rapidly expanding problem in the global financial system has taken its toll on international market confidence and the economic growth outlook. In the face of a slowing economy and declining earnings, stocks have been weaker across the board with almost all stocks selling off, regardless of fundamentals. Starting in the fourth quarter of 2007, the worsening condition of the U.S. financial sector saw its effects spread from local to global very rapidly. Also beset by rising inflation and slower growth, declining liquidity in the world's financial system prompted a major fall in global stocks. The GE Fixed Income Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. The primary source of its underperformance came from the underlying Fund's exposure to mortgage-related securities, which experienced significant price declines as this market became more dislocated during the period. Tactical duration and yield curve positioning taking advantage of the volatility in rates contributed positively to performance. Although the underlying Fund's general underweight in investment grade credit versus the benchmark helped performance, the exposure to high yield and emerging market debt hurt relative return.

During the twelve months ended September 30, 2008 interest rates fell amongst a flight to quality as a drying up of liquidity and breakdown in confidence brought the global financial system to the brink of collapse. Independent National Mortgage Corporation (IndyMac), Washington Mutual and Lehman Brothers failed under the weight of their exposure to mortgage loans/securities. The federal government engineered the takeover of Bear Stearns by JP Morgan in March, placed Fannie Mae and Freddie Mac under conservatorship, and extended an emergency loan to AIG in September to prevent those firms from succumbing to the same fate. These events contributed to one of the worst credit environments on record. Commercial mortgage-backed securities (MBS) spreads widened dramatically and wider credit spreads came as a result of growing economic fears and reduced liquidity, exacerbated by declining Treasury yields in the flight to quality. The commercial paper (CP) market froze with little issuance as CP rates rose amid declining investor demand. In response, central banks worldwide injected massive amounts of liquidity as short-term markets dried up under an unwillingness of banks to lend to each other. In addition to liquidity measures, the Federal Reserve lowered the fed funds target from 4.75% to 2.00% during this twelve-month period.

GE Aggressive Strategy Fund                   Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2008 - SEPTEMBER 30, 2008

---------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                            896.23                        0.95
---------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.77                        0.96
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.19% (FROM PERIOD APRIL 01, 2008 - SEPTEMBER 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 WAS (-10.38)%.

See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------


The mix of underlying GE Funds in which each of the GE STRATEGY FUNDS invests is determined by GEAM's asset allocation committee, subject to approval of the Board of Trustees. The asset allocation committee is led by a team of portfolio managers who are jointly and primarily responsible for the asset allocation of each Fund. The following sets forth the role of the primary portfolio manager of the Funds followed by the portfolio manager's biographical information.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Ms. Studer. The Statement of Additional Information (SAI) provides the following additional information about the portfolio manager: (i) the portfolio manager's compensation; (ii) other accounts managed by the portfolio manager; and (iii) the portfolio manager's ownership of shares of each Fund, if any.

JUDITH A. STUDER is President - U.S. Equities at GE Asset Management. Ms. Studer is vested with oversight authority for determining asset allocations for the GE STRATEGY FUNDS and has been doing so since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - U.S. Equities in 1991, Senior Vice President - International Equities in 1995, and President - Investment Strategies in July 2006 and President - U.S. Equities in June 2007.

ABOUT THE BOARD OF TRUSTEES

The Board of Trustees of the GE STRATEGY FUNDS has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to GEAM, the Fund's Investment Adviser. Still, the Board of Trustees is responsible for approving:

o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

o    proposed additions or deletions to the mix of underlying GE Funds; and

o proposed changes to the allocation targets and ranges among the underlying GE Funds.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------

                                                                                         GE CONSERVATIVE
                                                                                            STRATEGY
                                                                                              FUND

                                                                   9/30/08      9/30/07      9/30/06      9/30/05     9/30/04
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                                                                         1/5/98

Net asset value, beginning of period .........................      $12.05       $11.06       $10.57      $10.11      $  9.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .....................................        0.31         0.40         0.32        0.31         0.24
   Net realized and unrealized gains (losses)
      on investments .........................................       (1.35)        0.94         0.46        0.46         0.47
------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ............       (1.04)        1.34         0.78        0.77         0.71
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................................        0.38         0.35         0.29        0.31         0.21
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................................        0.38         0.35         0.29        0.31         0.21
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............................      $10.63       $12.05       $11.06      $10.57       $10.11
==============================================================================================================================

TOTAL RETURN(A) ..............................................       (8.88)%      12.37%        7.55%       7.69%        7.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..................      $3,388       $3,092       $3,318      $2,873       $2,521
   Ratios to average net assets:
      Net investment income ..................................        2.67%        3.32%        3.07%       2.92%        2.12%
      Net expenses(b) ........................................        0.20%        0.20%        0.20%       0.20%        0.20%
      Gross expenses(b) ......................................        0.20%        0.26%        0.21%       0.21%        0.21%
   Portfolio turnover rate ...................................          28%          40%           9%         20%          44%
==============================================================================================================================



NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B)  EXPENSE RATIOS DON'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

See Notes to Financial Statements.

                        GE MODERATE                                                     GE AGGRESSIVE
                         STRATEGY                                                         STRATEGY
                           FUND                                                             FUND

 9/30/08      9/30/07     9/30/06      9/30/05     9/30/04        9/30/08     9/30/07      9/30/06     9/30/05   9/30/04
------------------------------------------------------------------------------------------------------------------------------
                                                   1/5/98                                                 1/5/98

   $ 11.86      $ 10.52      $  9.82     $  9.07     $  8.35         $14.00      $12.06     $11.07       $ 9.98      $ 8.93

      0.25         0.29         0.23        0.25        0.13           0.76        0.25       0.19         0.28        0.08

     (1.81)        1.32         0.68        0.74        0.72          (3.08)       1.92       0.97         1.08        1.04
------------------------------------------------------------------------------------------------------------------------------

     (1.56)        1.61         0.91        0.99        0.85          (2.32)       2.17       1.16         1.36        1.12
------------------------------------------------------------------------------------------------------------------------------


      0.29         0.27         0.21        0.24        0.13           0.28        0.23       0.17         0.27        0.07
------------------------------------------------------------------------------------------------------------------------------

      0.29         0.27         0.21        0.24        0.13           0.28        0.23       0.17         0.27        0.07
------------------------------------------------------------------------------------------------------------------------------

   $ 10.01      $ 11.86      $ 10.52   $    9.82     $  9.07         $11.40      $14.00     $12.06       $11.07      $ 9.98
==============================================================================================================================


    (13.44)%      15.53%        9.37%      11.00%      10.21%        (16.88)%     18.20%     10.62%       13.72%      12.60%


   $17,272      $19,117      $19,356     $16,969     $15,065         $7,627      $9,634     $9,518       $7,353      $6,200

      2.27%        2.58%        2.28%       2.63%       1.42%          2.00%       1.99%      1.64%        2.55%       0.78%
      0.19%        0.20%        0.20%       0.20%       0.20%          0.20%       0.20%      0.20%        0.20%       0.20%
      0.20%        0.33%        0.20%       0.21%       0.21%          0.20%       0.31%      0.21%        0.21%       0.21%
        27%          16%           6%         11%         16%            19%         18%         8%           6%         16%
==============================================================================================================================

Statement of Net Assets
--------------------------------------------------------------------------------

GE Conservative Strategy Fund
September 30, 2008

================================================================================

                                                                                          NUMBER
ASSETS                                                                                   OF SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 98.8%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) .....................................................        40,026            $     910,189
GE Fixed Income Fund (Class A) ....................................................       144,203                1,649,678
GE International Equity Fund (Class A) ............................................        27,720                  449,071
GE Small-Cap Equity Fund (Class A) ................................................        12,830                  137,670
GEI Investment Fund ...............................................................                                  4,189
GE Money Market Fund ..............................................................                                196,253

---------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($3,698,472) ..............................................................                              3,347,050

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%
---------------------------------------------------------------------------------------------------------------------------
Other assets ......................................................................                                128,215
LIABILITIES
  Payable to GEAM .................................................................                                    712
  Other Liabilities ...............................................................                                 86,624

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ......................................................                                 40,879
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS ........................................................................                             $3,387,929
---------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------

Capital paid in ...................................................................                              3,708,530
Undistributed net investment income ...............................................                                 52,530
Accumulated net realized (loss) ...................................................                                (21,709)
Net unrealized (depreciation) on:
  Affiliated Investments ..........................................................                               (351,422)

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................                             $3,387,929
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized) ........................                                318,790
Net asset value, offering and redemption price per share ..........................                          $       10.63

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Moderate Strategy Fund
September 30, 2008

================================================================================

                                                                                          NUMBER
ASSETS                                                                                   OF SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.8%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) .....................................................          249,438         $   5,672,212
GE Fixed Income Fund (Class A) ....................................................          437,534             5,005,396
GE International Equity Fund (Class A) ............................................          229,368             3,715,755
GE Small-Cap Equity Fund (Class A) ................................................          178,590             1,916,271
GEI Investment Fund ...............................................................           18,313
GE Money Market Fund ..............................................................          847,924

---------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($18,759,237) .............................................................                             17,175,871
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%
---------------------------------------------------------------------------------------------------------------------------
Other assets ......................................................................                                461,946
LIABILITIES
  Payable to GEAM .................................................................                                  3,553
  Other Liabilities ...............................................................                                361,905
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ......................................................                                 96,488
 --------------------------------------------------------------------------------------------------------------------------

NET ASSETS ........................................................................                          $  17,272,359
===========================================================================================================================


NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ...................................................................                             19,907,992
Undistributed net investment income ...............................................                                163,739
Accumulated net realized (loss) ...................................................                             (1,216,006)
Net unrealized (depreciation) on:
  Affiliated Investments ..........................................................                             (1,583,366)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................                          $  17,272,359
===========================================================================================================================


Shares outstanding (unlimited number of shares authorized) ........................                             1,725,002
Net asset value, offering and redemption price per share ..........................                          $      10.01

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Aggressive Strategy Fund
September 30, 2008

================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER
ASSETS                                                                                    OF SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.6%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) .....................................................          119,635         $   2,720,501
GE Fixed Income Fund (Class A) ....................................................          108,641             1,242,855
GE International Equity Fund (Class A) ............................................          127,762             2,069,746
GE Small-Cap Equity Fund (Class A) ................................................          128,115             1,374,674
GEI Investment Fund ...............................................................                                  4,858
GE Money Market Fund ..............................................................                                209,800

---------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($8,522,125) ..............................................................                              7,622,434
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%
---------------------------------------------------------------------------------------------------------------------------
Other assets ......................................................................                                105,910
LIABILITIES
  Payable to GEAM .................................................................                                  1,456
  Other Liabilities ...............................................................                                100,229

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ......................................................                                  4,225
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS ........................................................................                          $   7,626,659
===========================================================================================================================


NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ...................................................................                              8,134,358
Undistributed net investment income ...............................................                                 37,120
Accumulated net realized gain .....................................................                                354,872
Net unrealized (depreciation) on:
  Affiliated Investments ..........................................................                               (899,691)

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................                          $   7,626,659
===========================================================================================================================


Shares outstanding (unlimited number of shares authorized) ........................                                669,052
Net asset value, offering and redemption price per share ..........................                          $       11.40

See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 2008


                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                              STRATEGY                 STRATEGY                STRATEGY
                                                                FUND                     FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   AFFILIATED INCOME:
      Dividend .......................................       $  20,528               $   196,351             $   125,275
      Interest .......................................          77,068                   267,861                  71,434
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ......................................          97,596                   464,212                 196,709
---------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
      Advisory and administration fees ...............           6,799                    37,731                  17,946
      Transfer agent fees ............................              58                        76                      77
      Trustees fees ..................................              76                       424                     196
---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT ..............           6,933                    38,231                  18,219
---------------------------------------------------------------------------------------------------------------------------

      Less: Expenses waived or borne
         by the adviser ..............................              50                      (821)                   (331)
      Add: Expenses reimbursed to the adviser ........            (340)                   (1,427)                   (352)
---------------------------------------------------------------------------------------------------------------------------
      Net expenses ...................................           6,643                    35,983                  17,536
---------------------------------------------------------------------------------------------------------------------------

      NET INVESTMENT INCOME ..........................          90,953                   428,229                 179,173
===========================================================================================================================


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain on affiliated investments ........         131,127                 1,746,403                 996,365
      Change in unrealized (depreciation)
         on affiliated investments ...................        (541,107)               (4,845,667)             (2,773,139)
---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized (loss)
          on affiliated investments ..................        (409,980)               (3,099,264)             (1,776,774)
---------------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ................................       $(319,027)              $(2,671,035)            $(1,597,601)
---------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                GE CONSERVATIVE                   GE MODERATE                 GE AGGRESSIVE
                                                   STRATEGY                        STRATEGY                     STRATEGY
                                                     FUND                           FUND                          FUND

                                             YEAR             YEAR           YEAR            YEAR          YEAR           YEAR
                                             ENDED            ENDED          ENDED           ENDED         ENDED          ENDED
                                            9/30/08          9/30/07        9/30/08         9/30/07       9/30/08        9/30/07
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ...........  $     90,953     $   108,962    $    428,229    $    499,202   $    179,173    $   193,601
      Net realized gain on
         affiliated investments .......       131,127         247,305       1,746,403       1,570,908        996,365        952,804
      Net increase (decrease) in
         unrealized appreciation/
         (depreciation) on
         affiliated investments .......      (541,107)         15,719      (4,845,667)        700,751     (2,773,139)       438,407
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
          from operations .............      (319,027)        371,986      (2,671,035)      2,770,861     (1,597,601)     1,584,812
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ...........       (98,329)       (104,350)       (474,438)       (490,390)      (196,461)      (186,705)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ...............       (98,329)       (104,350)       (474,438)       (490,390)      (196,461)      (186,705)
------------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net
         assets from operations
         and distributions ............      (417,356)        267,636      (3,145,473)      2,280,471     (1,794,062)     1,398,107
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ....     1,643,058       1,355,649       4,274,065       3,356,939      2,123,930      2,430,946
      Value of distributions reinvested        98,328         104,350         474,435         490,390        196,459        186,705
      Cost of shares redeemed .........    (1,028,268)     (1,953,854)     (3,447,738)     (6,366,649)    (2,534,033)    (3,898,942)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions ...........       713,118        (493,855)      1,300,762      (2,519,320)      (213,644)    (1,281,291)
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE)
         IN NET ASSETS ................       295,762        (226,219)     (1,844,711)       (238,849)    (2,007,706)       116,816
------------------------------------------------------------------------------------------------------------------------------------


NET ASSETS
   Beginning of Year ..................     3,092,167     $ 3,318,386      19,117,070      19,355,919      9,634,365      9,517,549
------------------------------------------------------------------------------------------------------------------------------------
   End of Year ........................   $ 3,387,929     $ 3,092,167    $ 17,272,359    $ 19,117,070   $  7,626,659    $ 9,634,365
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ........................   $    52,530     $    59,906    $    163,739    $    209,948   $     37,120    $    54,408

CHANGES IN FUND SHARES

Shares sold by subscription ...........       143,733         118,100         382,961         300,868         162,293      186,646
Shares issued for distributions
   reinvested .........................         8,404           9,325          41,112          45,197          14,445        14,759
Shares redeemed .......................       (90,058)       (170,704)       (310,463)       (574,554)       (195,913)     (302,107)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares ........................        62,079         (43,279)        113,610        (228,489)        (19,175)     (100,702)
====================================================================================================================================

See Notes to Financial Statements.

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in fixed income funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS. Investments in the underlying GE Funds are valued at the net asset value (NAV) per share class of each underlying GE Funds, as calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The underlying GE Funds' portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

An underlying GE Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. All portfolio securities of the GE Money Market Fund and any short-term securities held by any other underlying GE Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost.

All assets and liabilities of the underlying GE Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------


be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the underlying GE Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which an underlying GE Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the underlying GE Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying GE Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------

At September 30, 2008, information on the tax cost of investments is as follows:

                                               COST OF             GROSS TAX             GROSS TAX       NET TAX APPRECIATION/
                                             INVESTMENTS          UNREALIZED            UNREALIZED         (DEPRECIATION) ON
                                          FOR TAX PURPOSES       APPRECIATION          DEPRECIATION           INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund              $  3,782,299          $      --            $   (435,249)         $   (435,249)
GE Moderate Strategy Fund                    19,094,861                 --              (1,918,990)           (1,918,990)
GE Aggressive Strategy Fund                   8,579,282             78,340              (1,035,188)             (956,848)


                                        NET TAX APPRECIATION/    UNDISTRIBUTED         UNDISTRIBUTED
                                          (DEPRECIATION) ON    ORDINARY INCOME/      LONG-TERM GAINS/        POST OCTOBER
                                       DERIVATIVES, CURRENCY     (ACCUMULATED          (ACCUMULATED             LOSSES
                                        AND OTHER NET ASSETS     ORDINARY LOSS        ORDINARY LOSS)      (SEE DETAIL BELOW)
---------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund                   $--               $  50,708             $   63,940               $--
GE Moderate Strategy Fund                        --                 156,449               (873,092)               --
GE Aggressive Strategy Fund                      --                  35,005                414,144                --


As of September 30, 2008, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2008, GE Conservative Strategy Fund, GE Moderate Strategy Fund and GE Aggressive Strategy Fund utilized capital loss carryovers in the amount of $108,075; $1,639,938 and $485,197, respectively.

FUND                                  AMOUNT        EXPIRES
--------------------------------------------------------------------------------

GE Conservative Strategy Fund      $      --             --

--------------------------------------------------------------------------------
GE Moderate Strategy Fund             461,292       09/30/11

                                      411,800       09/30/12
--------------------------------------------------------------------------------
GE Aggressive Strategy Fund                --             --
--------------------------------------------------------------------------------


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds did not incur net capital or currency losses after October 31, 2007.

The tax composition of distributions paid during the year ended September 30, 2008 and September 30, 2007 were as follows:

                                 YEAR ENDED SEPTEMBER 30, 2008
                                 -----------------------------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------------------------

GE Conservative Strategy Fund    $  98,329          $--
GE Moderate Strategy Fund          474,438           --
GE Aggressive Strategy Fund        196,461           --

                                 YEAR ENDED SEPTEMBER 30, 2007
                                 -----------------------------------------------
                                  ORDINARY       LONG-TERM
                                   INCOME       CAPITAL GAINS
--------------------------------------------------------------------------------

GE Conservative Strategy Fund     $104,350          $--
GE Moderate Strategy Fund          490,390           --
GE Aggressive Strategy Fund        186,705           --

On October 1, 2007, the Fund adopted FIN 48, "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN 48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the period ended September 30, 2008.

INVESTMENT INCOME Income and capital gain distributions from underlying GE Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest income earned by the short-term investments of the Funds.

EXPENSES The Funds pay a fee to (GEAM), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3.   FEES AND COMPENSATION
     PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM by each Fund are calculated at the annual rate of 0.20%. GEAM has agreed to assume certain operating expenses of each Fund (exclusive of advisory and administation fees) in order to maintain each GE Strategy Fund's net fund operating expenses at or below predetermined levels through January 29, 2009, which may be renewed or discontinued without notice in the future. This agreement can only be changed with the approval of the GE Strategy Funds' Board of Trustees and GEAM. Had these expenses not been absorbed, the returns would have been lower.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended September 30, 2008, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the underlying GE Funds, excluding short-term investments, for the period ended September 30, 2008 were as follows:

                                        PURCHASES         SALES
--------------------------------------------------------------------------------

GE Conservative Strategy Fund          $1,696,499    $   891,745

GE Moderate Strategy Fund               7,279,014      4,832,293

GE Aggressive Strategy Fund             2,317,390      1,695,844

5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at September 30, 2008.

                  5% OR GREATER SHAREHOLDERS
                                  % OF         % OF FUND HELD
                     NUMBER     FUND HELD     BY GE AFFILIATES*
--------------------------------------------------------------------------------

GE Conservative
  Strategy Fund         2          100%            100%
GE Moderate
  Strategy Fund         1           96%             96%
GE Aggressive
  Strategy Fund         2          100%            100%

Investment activities of these shareholders could have a material impact on these Funds.

*    INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------


6.   OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                            GE U.S. EQUITY FUND CLASS A
----------------------------------------------------------------------------------------------------------------------------
                                                        9/30/08        9/30/07        9/30/06        9/30/05        9/30/04
----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --             --             --             --         1/5/93
Net asset value, beginning of period ..................    $31.03         $30.00         $28.69        $26.41        $24.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...................       0.22           0.34           0.29          0.36          0.20
  Net realized and unrealized
   gains (losses) on investments .....................      (5.27)          4.27           2.76          2.11          2.19

----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............................      (5.05)          4.61           3.05          2.47          2.39
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..............................       0.25           0.42           0.46          0.19          0.17
  Net realized gains .................................       2.99           3.16           1.28         --            --

----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................       3.24           3.58           1.74          0.19          0.17
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......................     $22.74         $31.03         $30.00        $28.69        $26.41
============================================================================================================================


TOTAL RETURN (A) .....................................     (17.86)%        16.59%         11.13%         9.40%         9.87%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...........   $236,786       $316,324       $298,764      $339,327      $337,920
  Ratios to average net assets:
   Net investment income .............................       0.85%          1.15%          1.00%         1.28%         0.77%
   Net expenses ......................................       0.79%          0.76%          0.80%         0.78%         0.78%
   Gross expenses ....................................       0.79%          0.76%          0.80%         0.78%         0.78%
  Portfolio turnover rate ............................         55%            53%            46%           36%           29%
---------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------

                                                                             GE FIXED INCOME FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------
                                                          9/30/08        9/30/07        9/30/06        9/30/05        9/30/04
-----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --             --             --             --           1/5/93
Net asset value, beginning of period .................     $11.84         $11.90         $12.12        $12.56          $12.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........................       0.50           0.61           0.57          0.48            0.41
  Net realized and unrealized
   gains (losses) on investments .....................      (0.40)         (0.07)         (0.20)        (0.22)          (0.04)

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ..............................       0.10           0.54           0.37          0.26            0.37
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..............................       0.50           0.60           0.56          0.47            0.42
  Net realized gains .................................       --             --             0.03          0.23            0.17

-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................       0.50           0.60           0.59          0.70            0.59
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......................     $11.44         $11.84         $11.90        $12.12          $12.56
==============================================================================================================================


TOTAL RETURN (A) .....................................       0.73%          4.77%          3.13%         2.11%           2.99%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...........   $115,933       $121,475       $130,779      $142,688        $153,014
  Ratios to average net assets:
   Net investment income .............................       4.19%          5.10%          4.84%         3.85%           3.30%
   Net expenses ......................................       0.84%          0.82%          0.80%         0.80%           0.78%
   Gross expenses ....................................       0.85%          0.83%          0.86%         0.81%           0.79%
  Portfolio turnover rate                                     467%           385%           337%          311%            363%
------------------------------------------------------------------------------------------------------------------------------

                                                                         GE INTERNATIONAL EQUITY FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------
                                                          9/30/08        9/30/07        9/30/06        9/30/05        9/30/04
-----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --             --             --             --           3/2/94
Net asset value, beginning of period .................     $25.05         $18.79         $15.87        $12.73          $10.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...................       0.43           0.23           0.16          0.14            0.09
  Net realized and unrealized
   gains (losses) on investments .....................      (6.59)          6.21           2.90          3.07            2.11

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............................      (6.16)          6.44           3.06          3.21            2.20
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..............................       0.23           0.16           0.14          0.07            0.05
  Net realized gains .................................       2.46           0.02            --            --              --

------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................       2.69           0.18           0.14          0.07            0.05
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......................     $16.20         $25.05         $18.79        $15.87          $12.73
==============================================================================================================================


TOTAL RETURN (A) .....................................     (27.35)%        34.50%         19.38%        25.32%          20.88%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................................    $48,250        $56,956        $40,564       $28,881         $23,144
  Ratios to average net assets:
   Net investment income (loss) ......................       2.02%          1.06%          0.90%         0.97%           0.69%
   Net expenses ......................................       1.37%          1.45%          1.58%         1.42%           1.58%
   Gross expenses ....................................       1.51%          1.45%          1.58%         1.43%           1.58%
  Portfolio turnover rate ............................         39%            38%            39%           66%             31%
------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------

                                                                           GE SMALL-CAP EQUITY FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------
                                                          9/30/08        9/30/07        9/30/06        9/30/05        9/30/04
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               --             --             --             --          9/30/98
Net asset value, beginning of period .................     $16.13         $16.16         $15.70        $14.87          $12.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...................      (0.00)(c)      (0.01)         (0.02)         0.04           (0.06)
  Net realized and unrealized
    gains (losses) on investments ....................      (2.43)          2.24           1.03          2.89            2.26
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............................      (2.43)          2.23           1.01          2.93            2.20
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..............................      --             --              0.02         --              --
  Net realized gains .................................       2.97           2.26           0.53          2.10           --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................       2.97           2.26           0.55          2.10           --
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......................     $10.73         $16.13         $16.16        $15.70          $14.87
==============================================================================================================================


TOTAL RETURN (A) .....................................     (17.68)%        14.87%          6.60%        20.87%          17.36%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...........    $42,271        $58,523        $59,397       $56,235         $48,852
  Ratios to average net assets:
   Net investment income (loss) ......................       0.03%         (0.03%)        (0.13%)        0.26%          (0.38%)
   Net expenses ......................................       1.37%          1.24%          1.21%         1.21%           1.24%
   Gross expenses ....................................       1.38%          1.24%          1.21%         1.21%           1.25%
  Portfolio turnover rate ............................         60%            37%            38%           34%             93%
------------------------------------------------------------------------------------------------------------------------------


NOTES TO OTHER INFORMATION
--------------------------------------------------------------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(C) LESS THAN $0.005 PER SHARE.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


Board of Trustees and Shareholders
GE LifeStyle Funds

We have audited the accompanying statements of net assets of the GE Conservative Strategy Fund, GE Moderate Strategy Fund, and GE Aggressive Strategy Fund, each a series of GE LifeStyle Funds (collectively, the "Funds"), as of September 30, 2008 and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the underlying funds' transfer agent, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE Conservative Strategy Fund, GE Moderate Strategy Fund, and GE Aggressive Strategy Fund as of September 30, 2008, the results of their operations, changes in their net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.



                                                  [signature omitted]

                                                       KPMG LLP






Boston, Massachusetts
November 24, 2008

Tax Information  (unaudited)
--------------------------------------------------------------------------------

Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Funds is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business at GEAM since March 2007; Executive Vice President of GEAM from February 1997 to March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing at GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer, GE Foundation; Director, GE Asset Management (Ireland) Limited, since February 1999; Director, GE Asset Management Funds Plc, GE Asset Management Canada Company, GE Asset Management Limited, and GE Volunteers.


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    47

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to July 2007; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President from October 2003 to July 2007.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds, GE Institutional Funds, Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007. Director of GE Investments Funds, Inc. since July 2007.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905
AGE    49
POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - three years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LA PORTA
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   43

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - four years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES


--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   62

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Diocesan of Brooklyn & Queens since 2001; Gregorian University Foundation Since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   61

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   72

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.



------------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

  PORTFOLIO MANAGERS
  GE LIFESTYLE FUNDS
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING GE FUNDS

  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Palisade Capital Management, L.L.C.
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru

Effective October 1, 2008, in addition to Palisade, the following sub-advisers will also manage portions of the GE SMALL-CAP EQUITY FUND:

  Champlain Investment Partners, LLC
  Team led by Scott T. Brayman

  GlobeFlex Capital, LP
  Team led by Robert J. Anslow, Jr.

  SouthernSun Asset Management, Inc.
  Team led by Michael W. Cook

  GE U.S. EQUITY FUND
  Team led by:
  Stephen V. Gelhaus
  Thomas R. Lincoln
  Paul C. Reinhardt
  George A. Bicher

  GE FIXED INCOME FUND
  Team led by Paul Colonna

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  William J. Lucas
  Matthew J. Simpson
  Robert P. Quinn

  SECRETARY
  Jeanne M. La Porta

  ASSISTANT SECRETARY
  Joseph A. Carucci
  Joon Won Choe

  TREASURER
  Scott H. Rhodes

  ASSISTANT TREASURER
  Scott R. Fuchs
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member FINRA and SIPC

  CUSTODIAN
  State Street Bank & Trust Company

  OFFICERS OF THE INVESTMENT ADVISER
  James W. Ireland III, PRESIDENT AND CHIEF EXECUTIVE OFFICER
  Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER
  Paul M. Colonna, PRESIDENT AND CHIEF INVESTMENT OFFICER - FIXED INCOME Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS AND INTERMEDIARY BUSINESS
  Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
  Ralph R. Layman, PRESIDENT AND CO-CHIEF INVESTMENT OFFICER - INTERNATIONAL EQUITIES
  Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
  Judith M. Studer, PRESIDENT - U.S. EQUITIES
  Donald W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS
  John J. Walker, EVP, CHIEF OPERATING OFFICER
  David W. Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

                                                                              31
GE LifeStyle Funds




GE ALLOCATION FUNDS
--------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND
GE MODERATE ALLOCATION FUND
GE AGGRESSIVE ALLOCATION FUND








Annual Report

SEPTEMBER 30, 2008

[GE logo omitted]

GE LifeStyle Funds
--------------------------------------------------------------------------------


Table of Contents

NOTES TO PERFORMANCE .......................................................  1


PERFORMANCE SUMMARY

     GE Conservative Allocation Fund .......................................  2


     GE Moderate Allocation Fund ...........................................  5


     GE Aggressive Allocation Fund .........................................  8


     Portfolio Management Team ............................................. 11


FINANCIAL STATEMENTS

     Financial Highlights .................................................. 12


     Statements of Net Assets .............................................. 14


     Statements of Operations .............................................. 17


     Statements of Changes in Net Assets ................................... 18


     Notes to Financial Statements ......................................... 19


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................... 26


TAX INFORMATION ............................................................ 27


ADDITIONAL INFORMATION ..................................................... 28


INVESTMENT TEAM ............................................................ 31



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy shares of the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

Notes to Performance                                          September 30, 2008
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geam.com for performance information as of the most recent month end.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2009. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

           OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
           ----------------------------------------------------------
           GE U.S. Equity Fund                                  0.50%
           GE Fixed Income Fund                                 0.30%
           GE International Equity Fund                         0.29%
           GE Small-Cap Equity Fund                             0.75%

* THE UNDERLYING GE FUNDS' OPERATING EXPENSE LIMITS SHOWN ABOVE ARE EFFECTIVE FOR A ONE-YEAR PERIOD THROUGH JANUARY 29, 2009, WHICH MAY THEN BE RENEWED OR DISCONTINUED WITHOUT FURTHER NOTICE. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

The S&P 500(R) Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The index is designed to represent performance of the U.S. investment-grade fixed-rate bond market. The Russell 2000(R) Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The Russell 3000(R) Index is comprised of the 3,000 largest U.S. domiciled companies. The results shown for the foregoing index assume the reinvestment of net dividends or interest. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500(R) Index and the Russell 2000(R) Index; for the international equity market, the MSCI(R) EAFE(R) Index; for the fixed income bond market, the LB Aggregate Bond Index; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Allocation Funds and a wholly owned subsidiary of GEAM, the investment adviser of the Funds.

GE Conservative Allocation Fund                              Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
================================================================================

[Line chart omitted -- plot points are as follows:]

            GE Conservative        MSCI EAFE                       LB Aggregate                      Russell 2000    Composite
             Allocation Fund        Index      S&P 500 Index        Bond Index      90 Day T-Bill       Index        Index (C)
--------------------------------------------------------------------------------------------------------------------------------
12/98         $10,000.00         $10,000.00     $10,000.00          $10,000.00       $10,000.00      $10,000.00     $10,000.00
09/99          10,270.00          10,853.01      10,535.69            9,929.06        10,344.44       10,230.42      10,243.36
09/00          11,279.15          11,200.04      11,929.40           10,622.78        10,940.05       12,640.71      11,211.27
09/01          10,943.66           7,987.09       8,750.13           11,998.49        11,435.54        9,966.99      10,481.63
09/02          10,584.27           6,746.83       6,956.90           13,030.95        11,638.85        9,049.32      10,085.73
09/03          11,680.68           8,502.38       8,657.90           13,735.14        11,770.91       12,358.60      11,560.77
09/04          12,594.81          10,377.89       9,858.63           14,241.23        11,902.66       14,678.99      12,648.76
09/05          13,557.77          13,057.17      11,065.81           14,639.77        12,229.09       17,308.61      13,778.59
09/06          14,610.92          15,560.13      12,260.23           15,176.58        12,786.66       19,021.29      14,869.40
09/07          16,398.61          19,430.70      14,275.19           15,954.56        13,403.41       21,362.94      16,498.63
09/08          14,973.09          13,504.37      11,139.43           16,539.13        13,698.50       18,267.64      15,075.34

PORTFOLIO ALLOCATION TO FUNDS AT 9/30/08*
=====================================================================

                                                   TARGET      ACTUAL
                                                   ------      ------
GE Fixed Income Fund                               53.00%      48.85%
GE U.S. Equity Fund                                28.00%      26.93%
GE International Equity Fund                       12.00%      13.28%
GE Small-Cap Equity Fund                            5.00%       4.07%
GE Money Market Fund & Other+                       2.00%       6.87%
---------------------------------------------------------------------
Total                                             100.00%     100.00%
---------------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2008
=========================================================================

                                                             ENDING VALUE
                                 ONE      FIVE      SINCE    OF A $10,000
                                 YEAR     YEAR    INCEPTION   INVESTMENT
-------------------------------------------------------------------------

GE CONSERVATIVE
   ALLOCATION FUND              -8.69%    5.09%     4.23%      $14,973
MSCI EAFE Index                -30.50%    9.69%     3.12%      $13,504
 S&P 500 Index                 -21.98%    5.17%     1.11%      $11,139
 LB Aggregate Bond Index         3.65%    3.78%     5.30%      $16,539
 90 Day T-Bill                   2.19%    3.08%     3.28%      $13,699
 Russell 2000 Index            -14.49%    8.13%     6.37%      $18,268
 Composite Index (C)**          -8.63%    5.45%     4.30%      $15,075
-------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Conservative Allocation Fund returned -8.69% for the twelve-month period ended September 30, 2008. The Fund's Composite Index returned -8.63% and the Lipper peer group of 531 Mixed-Asset Target Allocation Moderate Funds returned -14.89% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy and is structured with a conservative target weighting in equities relative to fixed income. The Fund's target equity allocation is 45%, with U.S. Equities accounting for 33% of the Fund, 28% to large-cap core equities and 5% to small-cap equities. The target allocation to core international equities is 12% of the Fund. The Fund's target allocation to fixed income securities is 53% and the target allocation to cash and cash equivalents is 2%. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the portfolio managers' tactical decision to underweight U.S. equities and overweight cash. The overweight in international equities and underweight in fixed income detracted from performance. Also contributing to overall Fund relative performance were the outperformance of the underlying GE U.S. Equity Fund and GE International Equity Fund versus their respective benchmarks. The performance of the underlying GE Small-Cap Equity Fund and the GE Fixed Income Fund versus their respective benchmarks detracted from relative performance.

The GE U.S. Equity Fund outperformed its benchmark, the S&P 500 Index, over the last twelve-month period. The Fund's high quality large-cap holdings helped to protect the Fund from the entirety of the S&P 500 downdraft this year. Eight out of ten S&P 500 sectors have added positively to relative performance, with the greatest single contribution coming from outperforming stocks within technology. The underlying GE U.S. Equity Fund enjoyed solid contributions from the health care, energy, consumer, and utilities sectors. The global cyclical sectors, industrials and materials, which have lagged so far this year, have negatively impacted performance. The rising cost of fuel and growing global growth concerns have punished aircraft-related stocks and most global cyclicals. The GE U.S. Equity Fund has remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. In the continuing credit market dislocation, the underlying Fund's underweight in financials benefited performance. The GE U.S. Equity Fund remains focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

GE Conservative Allocation Fund                              Performance Summary
--------------------------------------------------------------------------------

U.S. equities saw the best of times and the worst of times during the last fiscal period. While the S&P 500 reached an all time high in October 2007, it began a long retreat amid mounting concerns of inflation and then deflation, deterioration in housing and employment, and a worsening credit crisis. During the year, commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell and investors sought the relative security of U.S. Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and health care. The financials retreated amid locked-up credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

The GE Small-Cap Equity Fund underperformed its benchmark, the Russell 2000 Index. The primary positive drivers of performance came from stock selection in the consumer discretionary and financials sectors. In the financials sector we avoided banks with subprime exposure. The underlying Fund was negatively impacted by weak stock selection in health care and energy.

Portfolio management believes that the actions taken by the Fed and the Treasury will help to stabilize the financial markets, rebuild investor confidence, and help to unlock the credit markets. This should bode well for small-caps and help to ignite further growth in companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund outperformed its MSCI EAFE benchmark over the last fiscal period. Substantial positive attribution was derived from stock selection in materials and financial stocks. Agricultural chemicals continued to outperform, benefiting from strong demand and price appreciation, while the deteriorating financial environment emphasized the separation between vulnerable and healthy companies. Banking stocks held in the portfolio figured in both the top and bottom contributors while companies vulnerable to the economic cycle tended to lag. Substantially underweight financials at the start of the period, positions in the highest quality, and least vulnerable, companies were increased over the last twelve months. Deposit-based banks and institutions with minimal exposure to risky credits were preferred. Also, the GE International Equity Fund reduced its overweight in more cyclical industrial, materials, and energy companies that may face a less buoyant market as global growth slows.

Indiscriminate selling in the market has allowed the underlying Fund to add to high quality defensive food and beverage companies at very attractive valuations.

The rapidly expanding problem in the global financial system has taken its toll on international market confidence and the economic growth outlook. In the face of a slowing economy and declining earnings, stocks have been weaker across the board with almost all stocks selling off, regardless of fundamentals. Starting in the fourth quarter of 2007, the worsening condition of the U.S. financial sector saw its effects spread from local to global very rapidly. Also beset by rising inflation and slower growth, declining liquidity in the world's financial system prompted a major fall in global stocks.

The GE Fixed Income Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. The primary source of its underperformance came from the underlying Fund's exposure to mortgage-related securities, which experienced significant price declines as this market became more dislocated during the period. Tactical duration and yield curve positioning taking advantage of the volatility in rates contributed positively to performance. Although the underlying Fund's general underweight in investment grade credit versus the benchmark helped performance, the exposure to high yield and emerging market debt hurt relative return.

During the twelve months ended September 30, 2008 interest rates fell amongst a flight to quality as a drying up of liquidity and breakdown in confidence brought the global financial system to the brink of collapse. Independent National Mortgage Corporation (IndyMac), Washington Mutual and Lehman Brothers failed under the weight of their exposure to mortgage loans/securities. The federal government engineered the takeover of Bear Stearns by JP Morgan in March, placed Fannie Mae and Freddie Mac under conservatorship, and extended an emergency loan to AIG in September to prevent those firms from succumbing to the same fate. These events contributed to one of the worst credit environments on record. Commercial mortgage-backed securities (MBS) spreads widened dramatically and wider credit spreads came as a result of growing economic fears and reduced liquidity, exacerbated by declining Treasury yields in the flight to quality. The commercial paper (CP) market froze with little issuance as CP rates rose amid declining investor demand. In response, central banks worldwide injected massive amounts of liquidity as short-term markets dried up under an unwillingness of banks to lend to each other. In addition to liquidity measures, the Federal Reserve lowered the fed funds target from 4.75% to 2.00% during this twelve-month period.

GE Conservative Allocation Fund               Understanding Your Fund's Expenses
--------------------------------------------------------------------------------



As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2008 - SEPTEMBER 30, 2008

---------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                            933.33                        0.89
---------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.82                        0.91
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.18% (FROM PERIOD APRIL 01, 2008 - SEPTEMBER 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD). ** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 WAS (-6.67)%.



See Notes to Financial Statements.

GE Moderate Allocation Fund                                  Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
================================================================================


[Line chart omitted -- plot points are as follows:]

             GE Moderate         MSCI EAFE                       LB Aggregate                        Russell 2000   Composite
           Allocation  Fund        Index       S&P 500 Index      Bond Index       90 Day T-Bill        Index       Index (M)
-----------------------------------------------------------------------------------------------------------------------------
12/98        $10,000.00         $10,000.00     $10,000.00         $10,000.00        $10,000.00      $10,000.00     $10,000.00
09/99         10,390.00          10,853.01      10,535.69           9,929.06         10,344.44       10,230.42      10,445.99
09/00         11,465.61          11,200.04      11,929.40          10,622.78         10,940.05       12,640.71      11,543.70
09/01         10,335.83           7,987.09       8,750.13          11,998.49         11,435.54        9,966.99       9,830.33
09/02          9,504.08           6,746.83       6,956.90          13,030.95         11,638.85        9,049.32       9,050.39
09/03         10,712.99           8,502.38       8,657.90          13,735.14         11,770.91       12,358.60      10,910.80
09/04         11,824.43          10,377.89       9,858.63          14,241.23         11,902.66       14,678.99      12,298.16
09/05         13,163.41          13,057.17      11,065.81          14,639.77         12,229.09       17,308.61      13,792.70
09/06         14,457.06          15,560.13      12,260.23          15,176.58         12,786.66       19,021.29      15,173.90
09/07         16,766.69          19,430.70      14,275.19          15,954.56         13,403.41       21,362.94      17,241.77
09/08         14,498.22          13,504.37      11,139.43          16,539.13         13,698.50       18,267.64      14,862.29

PORTFOLIO ALLOCATION TO FUNDS AT 9/30/08*
==============================================================

                                           TARGET      ACTUAL
                                           ------      ------
GE U.S. Equity Fund                         33.00%      32.86%
GE Fixed Income Fund                        34.00%      29.00%
GE International Equity Fund                20.00%      21.51%
GE Small-Cap Equity Fund                    12.00%      11.10%
GE Money Market Fund & Other+                1.00%       5.53%
--------------------------------------------------------------
Total                                      100.00%     100.00%
--------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2008

=========================================================================

                                                           ENDING VALUE
                                ONE     FIVE     SINCE     OF A $10,000
                               YEAR     YEAR   INCEPTION    INVESTMENT
-------------------------------------------------------------------------

GE MODERATE
   ALLOCATION FUND           -13.53%    6.24%    3.88%      $14,498
MSCI EAFE Index              -30.50%    9.69%    3.12%      $13,504
S&P 500 Index                -21.98%    5.17%    1.11%      $11,139
LB Aggregate Bond Index        3.65%    3.78%    5.30%      $16,539
90 Day T-Bill                  2.19%    3.08%    3.28%      $13,699
Russell 2000 Index           -14.49%    8.13%    6.37%      $18,268
Composite Index (M)**        -13.80%    6.37%    4.15%      $14,862
-------------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Moderate Allocation Fund returned -13.53% for the twelve-month period ended September 30, 2008. The Fund's Composite Index returned -13.80% and the Lipper peer group of 694 Mixed-Asset Target Allocation Growth Funds returned -17.91% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy and is structured with a moderate target weighting in equities relative to fixed income. The Fund's target equity allocation is 65%, with U.S. Equities accounting for 45% of the Fund, 33% to large-cap core equities and 12% to small-cap equities. The target allocation to core international equities is 20% of the Fund. The Fund's target allocation to fixed income securities is 34% and the target allocation to cash and cash equivalents is 1%. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the portfolio managers' tactical decision to underweight U.S. equities and overweight cash. The overweight in international equities and underweight in fixed income detracted from performance. Also contributing to overall Fund relative performance were the outperformance of the underlying GE U.S. Equity Fund and GE International Equity Fund versus their respective benchmarks. The performance of the underlying GE Small-Cap Equity Fund and the GE Fixed Income Fund versus their respective benchmarks detracted from relative performance.

The GE U.S. Equity Fund outperformed its benchmark, the
S&P 500 Index, over the last twelve-month period. The Fund's high quality large-cap holdings helped to protect the Fund from the entirety of the S&P 500 downdraft this year. Eight out of ten S&P 500 sectors have added positively to relative performance, with the greatest single contribution coming from outperforming stocks within technology. The underlying GE U.S. Equity Fund enjoyed solid contributions from the health care, energy, consumer, and utilities sectors. The global cyclical sectors, industrials and materials, which have lagged so far this year, have negatively impacted performance. The rising cost of fuel and growing global growth concerns have punished aircraft-related stocks and most global cyclicals. The GE U.S. Equity Fund has remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. In the continuing credit market dislocation, the underlying Fund's underweight in financials benefited performance. The GE U.S. Equity Fund remains focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

GE Moderate Allocation Fund                                  Performance Summary
--------------------------------------------------------------------------------

U.S. equities saw the best of times and the worst of times during the last fiscal period. While the S&P 500 reached an all time high in October 2007, it began a long retreat amid mounting concerns of inflation and then deflation, deterioration in housing and employment, and a worsening credit crisis. During the year, commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell and investors sought the relative security of U.S. Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and health care. The financials retreated amid locked-up credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

The GE Small-Cap Equity Fund underperformed its benchmark, the Russell 2000 Index. The primary positive drivers of performance came from stock selection in the consumer discretionary and financials sectors. In the financials sector we avoided banks with subprime exposure. The underlying Fund was negatively impacted by weak stock selection in health care and energy.

Portfolio management believes that the actions taken by the Fed and the Treasury will help to stabilize the financial markets, rebuild investor confidence, and help to unlock the credit markets. This should bode well for small-caps and help to ignite further growth in companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund outperformed its MSCI EAFE benchmark over the last fiscal period. Substantial positive attribution was derived from stock selection in materials and financial stocks. Agricultural chemicals continued to outperform, benefiting from strong demand and price appreciation, while the deteriorating financial environment emphasized the separation between vulnerable and healthy companies. Banking stocks held in the portfolio figured in both the top and bottom contributors while companies vulnerable to the economic cycle tended to lag. Substantially underweight financials at the start of the period, positions in the highest quality, and least vulnerable, companies were increased over the last twelve months. Deposit-based banks and institutions with minimal exposure to risky credits were preferred. Also, the GE International Equity Fund reduced its overweight in more cyclical industrial, materials, and energy companies that may face a less buoyant market as global growth slows.

Indiscriminate selling in the market has allowed the underlying Fund to add to high quality defensive food and beverage companies at very attractive valuations.

The rapidly expanding problem in the global financial system has taken its toll on international market confidence and the economic growth outlook. In the face of a slowing economy and declining earnings, stocks have been weaker across the board with almost all stocks selling off, regardless of fundamentals. Starting in the fourth quarter of 2007, the worsening condition of the U.S. financial sector saw its effects spread from local to global very rapidly. Also beset by rising inflation and slower growth, declining liquidity in the world's financial system prompted a major fall in global stocks.

The GE Fixed Income Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. The primary source of its underperformance came from the underlying Fund's exposure to mortgage-related securities, which experienced significant price declines as this market became more dislocated during the period. Tactical duration and yield curve positioning taking advantage of the volatility in rates contributed positively to performance. Although the underlying Fund's general underweight in investment grade credit versus the benchmark helped performance, the exposure to high yield and emerging market debt hurt relative return.

During the twelve months ended September 30, 2008 interest rates fell amongst a flight to quality as a drying up of liquidity and breakdown in confidence brought the global financial system to the brink of collapse. Independent National Mortgage Corporation (IndyMac), Washington Mutual and Lehman Brothers failed under the weight of their exposure to mortgage loans/securities. The federal government engineered the takeover of Bear Stearns by JP Morgan in March, placed Fannie Mae and Freddie Mac under conservatorship, and extended an emergency loan to AIG in September to prevent those firms from succumbing to the same fate. These events contributed to one of the worst credit environments on record. Commercial mortgage-backed securities (MBS) spreads widened dramatically and wider credit spreads came as a result of growing economic fears and reduced liquidity, exacerbated by declining Treasury yields in the flight to quality. The commercial paper (CP) market froze with little issuance as CP rates rose amid declining investor demand. In response, central banks worldwide injected massive amounts of liquidity as short-term markets dried up under an unwillingness of banks to lend to each other. In addition to liquidity measures, the Federal Reserve lowered the fed funds target from 4.75% to 2.00% during this twelve-month period.

GE  Moderate Allocation Fund                  Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

APRIL 1, 2008 - SEPTEMBER 30, 2008

---------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                            912.31                        0.94
---------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                          1,023.77                        0.96
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.19% (FROM PERIOD APRIL 01, 2008 - SEPTEMBER 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 WAS (-8.77)%.



See Notes to Financial Statements.

GE Aggressive Allocation Fund                                Performance Summary
--------------------------------------------------------------------------------


-------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
=========================================================================


[Line chart omitted -- plot points are as follows:]

               GE Aggressive         MSCI EAFE                      LB Aggregate                       Russell 2000    Composite
              Allocation  Fund         Index       S&P 500 Index     Bond Index       90 Day T-Bill        Index       Index (A)
---------------------------------------------------------------------------------------------------------------------------------
12/98           $10,000.00          $10,000.00     $10,000.00        $10,000.00        $10,000.00      $10,000.00     $10,000.00
09/99            10,560.00           10,853.01      10,535.69          9,929.06         10,344.44       10,230.42      10,588.12
09/00            11,788.72           11,200.04      11,929.40         10,622.78         10,940.05       12,640.71      11,834.52
09/01            10,073.80            7,987.09       8,750.13         11,998.49         11,435.54        9,966.99       9,346.48
09/02             8,967.87            6,746.83       6,956.90         13,030.95         11,638.85        9,049.32       8,290.47
09/03            10,265.27            8,502.38       8,657.90         13,735.14         11,770.91       12,358.60      10,393.56
09/04            11,560.11           10,377.89       9,858.63         14,241.23         11,902.66       14,678.99      11,998.37
09/05            13,187.91           13,057.17      11,065.81         14,639.77         12,229.09       17,308.61      13,790.16
09/06            14,669.25           15,560.13      12,260.23         15,176.58         12,786.66       19,021.29      15,379.56
09/07            17,367.26           19,430.70      14,275.19         15,954.56         13,403.41       21,362.94      17,758.29
09/08            14,447.51           13,504.37      11,139.43         16,539.13         13,698.50       18,267.64      14,690.07

PORTFOLIO ALLOCATION TO FUNDS AT 9/30/08*
================================================================

                                            TARGET      ACTUAL
                                            ------      ------
GE U.S. Equity Fund                          35.00%      35.71%
GE International Equity Fund                 25.00%      27.15%
GE Small-Cap Equity Fund                     20.00%      18.04%
GE Fixed Income Fund                         19.00%      16.31%
GE Money Market Fund & Other+                 1.00%       2.79%
----------------------------------------------------------------
Total                                       100.00%     100.00%
----------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2008
====================================================================

                                                        ENDING VALUE
                               ONE     FIVE    SINCE    OF A $10,000
                              YEAR     YEAR  INCEPTION   INVESTMENT
--------------------------------------------------------------------

GE AGGRESSIVE
   ALLOCATION FUND          -16.81%    7.07%   3.85%     $14,448
MSCI EAFE Index             -30.50%    9.69%   3.12%     $13,504
S&P 500 Index               -21.98%    5.17%   1.11%     $11,139
LB Aggregate Bond Index       3.65%    3.78%   5.30%     $16,539
90 Day T-Bill                 2.19%    3.08%   3.28%     $13,699
Russell 2000 Index          -14.49%    8.13%   6.37%     $18,268
Composite Index (A)**       -17.27%    7.18%   4.03%     $14,690
--------------------------------------------------------------------

*    AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Aggressive Allocation Fund returned -16.81% for the twelve-month period ended September 30, 2008. The Fund's Composite Index returned -17.27% and the Lipper peer group of 152 Global Multi-Cap Core Funds returned -24.42% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy and is structured with an aggressive target weighting in equities relative to fixed income. The Fund's target equity allocation is 80%, with U.S. Equities accounting for 55% of the Fund, 35% to large-cap core equities and 20% to small-cap equities. The target allocation to core international equities is 25% of the Fund. The Fund's target allocation to fixed income securities is 19% and the target allocation to cash and cash equivalents is 1%. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the portfolio managers' tactical decision to underweight U.S. equities and overweight cash. The overweight in international equities and underweight in fixed income detracted from performance. Also contributing to overall Fund relative performance were the outperformance of the underlying GE U.S. Equity Fund and GE International Equity Fund versus their respective benchmarks. The performance of the underlying GE Small-Cap Equity Fund and the GE Fixed Income Fund versus their respective benchmarks detracted from relative performance.

The GE U.S. Equity Fund outperformed its benchmark, the S&P 500 Index, over the last twelve-month period. The Fund's high quality large-cap holdings helped to protect the Fund from the entirety of the S&P 500 downdraft this year. Eight out of ten S&P 500 sectors have added positively to relative performance, with the greatest single contribution coming from outperforming stocks within technology. The underlying GE U.S. Equity Fund enjoyed solid contributions from the health care, energy, consumer, and utilities sectors. The global cyclical sectors, industrials and materials, which have lagged so far this year, have negatively impacted performance. The rising cost of fuel and growing global growth concerns have punished aircraft-related stocks and most global cyclicals. The GE U.S. Equity Fund has remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. In the continuing credit market dislocation, the underlying Fund's underweight in financials benefited performance. The GE U.S. Equity Fund
8

GE Aggressive Allocation Fund                                Performance Summary
--------------------------------------------------------------------------------

remains focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

U.S. equities saw the best of times and the worst of times during the last fiscal period. While the S&P 500 reached an all time high in October 2007, it began a long retreat amid mounting concerns of inflation and then deflation, deterioration in housing and employment, and a worsening credit crisis. During the year, commodity prices skyrocketed, and oil peaked at approximately $145 a barrel in July before falling sharply amid fears of slowing global economic growth. The dollar began to strengthen as oil fell and investors sought the relative security of U.S. Treasury securities. Growth fears began to trump inflation concerns and these conditions set off a rotation away from materials, energy and industrials, and into defensive sectors like staples and health care. The financials retreated amid locked-up credit markets and massive write-downs of poor performing mortgages and mortgage related securities.

The GE Small-Cap Equity Fund underperformed its benchmark, the Russell 2000 Index. The primary positive drivers of performance came from stock selection in the consumer discretionary and financials sectors. In the financials sector we avoided banks with subprime exposure. The underlying Fund was negatively impacted by weak stock selection in health care and energy.

Portfolio management believes that the actions taken by the Fed and the Treasury will help to stabilize the financial markets, rebuild investor confidence, and help to unlock the credit markets. This should bode well for small-caps and help to ignite further growth in companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund outperformed its MSCI EAFE benchmark over the last fiscal period. Substantial positive attribution was derived from stock selection in materials and financial stocks. Agricultural chemicals continued to outperform, benefiting from strong demand and price appreciation, while the deteriorating financial environment emphasized the separation between vulnerable and healthy companies. Banking stocks held in the portfolio figured in both the top and bottom contributors while companies vulnerable to the economic cycle tended to lag. Substantially underweight financials at the start of the period, positions in the highest quality, and least vulnerable, companies were increased over the last twelve months. Deposit-based banks and institutions with minimal exposure to risky credits were preferred. Also, the GE International Equity Fund reduced its overweight in more cyclical industrial, materials, and energy companies that may face a less buoyant market as global growth slows. Indiscriminate selling in the market has allowed the underlying Fund to add to high quality defensive food and beverage companies at very attractive valuations.

The rapidly expanding problem in the global financial system has taken its toll on international market confidence and the economic growth outlook. In the face of a slowing economy and declining earnings, stocks have been weaker across the board with almost all stocks selling off, regardless of fundamentals. Starting in the fourth quarter of 2007, the worsening condition of the U.S. financial sector saw its effects spread from local to global very rapidly. Also beset by rising inflation and slower growth, declining liquidity in the world's financial system prompted a major fall in global stocks.

The GE Fixed Income Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. The primary source of its underperformance came from the underlying Fund's exposure to mortgage-related securities, which experienced significant price declines as this market became more dislocated during the period. Tactical duration and yield curve positioning taking advantage of the volatility in rates contributed positively to performance. Although the underlying Fund's general underweight in investment grade credit versus the benchmark helped performance, the exposure to high yield and emerging market debt hurt relative return.

During the twelve months ended September 30, 2008 interest rates fell amongst a flight to quality as a drying up of liquidity and breakdown in confidence brought the global financial system to the brink of collapse. Independent National Mortgage Corporation (IndyMac), Washington Mutual and Lehman Brothers failed under the weight of their exposure to mortgage loans/securities. The federal government engineered the takeover of Bear Stearns by JP Morgan in March, placed Fannie Mae and Freddie Mac under conservatorship, and extended an emergency loan to AIG in September to prevent those firms from succumbing to the same fate. These events contributed to one of the worst credit environments on record. Commercial mortgage-backed securities (MBS) spreads widened dramatically and wider credit spreads came as a result of growing economic fears and reduced liquidity, exacerbated by declining Treasury yields in the flight to quality. The commercial paper (CP) market froze with little issuance as CP rates rose amid declining investor demand. In response, central banks worldwide injected massive amounts of liquidity as short-term markets dried up under an unwillingness of banks to lend to each other. In addition to liquidity measures, the Federal Reserve lowered the fed funds target from 4.75% to 2.00% during this twelve-month period.
                                                                               9

GE Aggressive Allocation Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2008.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2008 - SEPTEMBER 30, 2008

---------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                           897.28                         0.95
---------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                         1,023.77                         0.96
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.19% (FROM PERIOD APRIL 01, 2008 - SEPTEMBER 30, 2008), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 WAS (-10.27)%.



See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------


The mix of underlying GE Funds in which each of the GE ALLOCATION FUNDS invests is determined by GEAM's asset allocation committee, subject to approval of the Board of Trustees. The asset allocation committee is led by a team of portfolio managers who are jointly and primarily responsible for the asset allocation of each Fund. The following sets forth the role of the primary portfolio manager of the Funds followed by the portfolio manager's biographical information.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Ms. Studer. The Statement of Additional Information (SAI) provides the following additional information about the portfolio manager: (i) the portfolio manager's compensation; (ii) other accounts managed by the portfolio manager; and (iii) the portfolio manager's ownership of shares of each Fund, if any.

JUDITH A. STUDER is President - U.S. Equities at GE Asset Management. Ms. Studer is vested with oversight authority for determining asset allocations for the GE ALLOCATION FUNDS and has been doing so since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - U.S. Equities in 1991, Senior Vice President - International Equities in 1995, and President - Investment Strategies in July 2006 and President - U.S. Equities in June 2007.

ABOUT THE BOARD OF TRUSTEES

The Board of Trustees of the GE ALLOCATION FUNDS has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to GEAM, the Funds' Investment Adviser. Still, the Board of Trustees is responsible for approving:

o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

o    proposed additions or deletions to the mix of underlying GE Funds; and

o proposed changes to the allocation targets and ranges among the underlying GE Funds.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated

-----------------------------------------------------------------------------------------------------------------------------

                                                                                      GE CONSERVATIVE
                                                                                         ALLOCATION
                                                                                            FUND
                                                                 9/30/08      9/30/07      9/30/06      9/30/05     9/30/04
-----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                                                                       12/31/98

Net asset value, beginning of period ............................   $10.00      $  9.21      $  8.81     $  8.47      $  8.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ...........................................     0.33         0.29         0.31        0.27         0.18
Net realized and unrealized gains (losses)
   on investments ...............................................    (1.17)        0.81         0.36        0.37         0.44

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                       (0.84)        1.10         0.67        0.64         0.62
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income ........................................     0.34         0.31         0.27        0.30         0.15

------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................................     0.34         0.31         0.27        0.30         0.15
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ..................................    $8.82       $10.00       $ 9.21     $  8.81      $  8.47
==============================================================================================================================

TOTAL RETURN (A) ................................................    (8.69)%      12.24%        7.77%       7.65%        7.83%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....................   $2,564       $2,888       $1,650      $1,607       $1,410
   Ratios to average net assets:
     Net investment income ......................................     2.88%        3.40%        3.31%       3.17%        2.30%
     Net expenses(b) ............................................     0.19%        0.20%        0.20%       0.20%        0.20%
     Gross expenses(b) ..........................................     0.21%        0.31%        0.22%       0.22%        0.21%
   Portfolio turnover rate ......................................       45%          15%          30%         33%          22%
==============================================================================================================================

NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

(B)  EXPENSE RATIOS DO NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).



See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------------------
                            GE MODERATE                                                     GE AGGRESSIVE
                             ALLOCATION                                                       ALLOCATION
                                FUND                                                             FUND

        9/30/08      9/30/07     9/30/06     9/30/05    9/30/04         9/30/08     9/30/07      9/30/06     9/30/05   9/30/04
-----------------------------------------------------------------    ------------------------------------------------------------
                                                       12/31/98                                                         12/31/98

         $12.88       $11.42      $10.65     $  9.83     $  9.06         $14.18      $ 12.22    $  11.19      $10.07    $  9.03

           0.33         0.33        0.31        0.30        0.16           0.30         0.27        0.23        0.29       0.10

          (2.02)        1.46        0.72        0.80        0.77          (2.63)        1.95        1.01        1.11       1.03
-----------------------------------------------------------------    ------------------------------------------------------------

          (1.69)        1.79        1.03        1.10        0.93          (2.33)        2.22        1.24        1.40       1.13
-----------------------------------------------------------------    ------------------------------------------------------------
           0.37         0.33        0.26        0.28        0.16           0.32         0.26        0.21        0.28       0.09


           0.37         0.33        0.26        0.28        0.16           0.32         0.26        0.21        0.28       0.09
-----------------------------------------------------------------    ------------------------------------------------------------

         $10.82       $12.88      $11.42      $10.65     $  9.83         $11.53       $14.18      $12.22      $11.19     $10.07
=================================================================    ============================================================



         (13.53)%      15.98%       9.83%      11.32%      10.37%        (16.81)%      18.39%      11.23%      14.08%     12.61%


         $6,893       $8,441      $7,614      $8,708      $8,087         $9,249      $12,617     $10,257      $9,549     $8,113

           2.41%        2.73%       2.60%       2.89%       1.61%          2.14%        2.05%       1.92%       2.69%      0.98%
           0.19%        0.20%       0.20%       0.20%       0.20%          0.20%        0.20%       0.20%       0.20%      0.20%
           0.21%        0.27%       0.21%       0.21%       0.21%          0.20%        0.22%       0.21%       0.21%      0.21%
             40%          15%         16%         10%         11%            24%           4%         15%          2%         8%
=================================================================    ============================================================

See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Conservative Allocation Fund
September 30, 2008

===========================================================================================================================

                                                                                          NUMBER
ASSETS                                                                                   OF SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.9%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ...................................................          30,489               $  690,585
GE Fixed Income Fund (Class Y) ..................................................         109,579                1,252,487
GE International Equity Fund (Class Y) ..........................................          20,766                  340,564
GE Small-Cap Equity Fund (Class Y) ..............................................           9,444                  104,448
GEI Investment Fund .............................................................                                    3,062
GE Money Market Fund (Institutional Class) ......................................                                  184,693

---------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($2,873,998) ............................................................                                2,575,839

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.5)%
---------------------------------------------------------------------------------------------------------------------------
Other assets ....................................................................                                   65,825
LIABILITIES
  Payable to GEAM ...............................................................                                      520
  Other Liabilities .............................................................                                   76,953

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ....................................................                                  (11,648)
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS ......................................................................                               $2,564,191
---------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------
Capital paid in .................................................................                                3,763,145
Undistributed net investment income .............................................                                   40,874
Accumulated net realized (loss) .................................................                                 (941,669)
Net unrealized (depreciation) on:
  Affiliated Investments ........................................................                                 (298,159)

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $2,564,191
===========================================================================================================================

Shares outstanding (unlimited number of shares authorized) ......................                                  290,615
Net asset value, offering and redemption price per share ........................                               $     8.82


See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Moderate Allocation Fund
September 30, 2008

===========================================================================================================================
                                                                                          NUMBER
ASSETS                                                                                   OF SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.8%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ...................................................         100,007               $2,265,158
GE Fixed Income Fund (Class Y) ..................................................         174,872                1,998,789
GE International Equity Fund (Class Y) ..........................................          90,421                1,482,897
GE Small-Cap Equity Fund (Class Y) ..............................................          69,172                  765,043
GEI Investment Fund .............................................................                                    7,068
GE Money Market Fund (Institutional Class) ......................................                                  356,941

---------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($7,517,711) ............................................................                                6,875,896

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Other assets ....................................................................                                  178,607
LIABILITIES
  Payable to GEAM ...............................................................                                    1,421
  Other Liabilities .............................................................                                  160,174

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ....................................................                                   17,012
---------------------------------------------------------------------------------------------------------------------------


NET ASSETS ......................................................................                               $6,892,908
---------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------
Capital paid in .................................................................                                7,629,066
Undistributed net investment income .............................................                                   68,343
Accumulated net realized (loss) .................................................                                 (162,686)
Net unrealized (depreciation) on:
  Affiliated Investments ........................................................                                 (641,815)

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $6,892,908
===========================================================================================================================

Shares outstanding (unlimited number of shares authorized)                                                         636,779
Net asset value, offering and redemption price per share                                                        $    10.82




See Notes to Financial Statements.

Statement of Net Assets
--------------------------------------------------------------------------------

GE Aggressive Allocation Fund
September 30, 2008

===========================================================================================================================

                                                                                          NUMBER
ASSETS                                                                                   OF SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.2%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ...................................................         145,823             $  3,302,881
GE Fixed Income Fund (Class Y) ..................................................         132,002                1,508,778
GE International Equity Fund (Class Y) ..........................................         153,116                2,511,104
GE Small-Cap Equity Fund (Class Y) ..............................................         150,852                1,668,427
GEI Investment Fund .............................................................                                    5,285
GE Money Market Fund (Institutional Class) ......................................                                  269,738

---------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($10,147,639) ...........................................................                                9,266,213

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Other assets ....................................................................                                  126,992
Liabilities
Payable to GEAM .................................................................                                    1,763
Other Liabilities ...............................................................                                  141,952

---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ....................................................                                  (16,723)
---------------------------------------------------------------------------------------------------------------------------


NET ASSETS ......................................................................                             $  9,249,490
---------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------
Capital paid in .................................................................                               10,672,922
Undistributed net investment income .............................................                                   46,587
Accumulated net realized (loss) .................................................                                 (588,593)
Net unrealized (depreciation) on:
  Affiliated Investments ........................................................                                 (881,426)

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                    $  9,249,490
===========================================================================================================================


Shares outstanding (unlimited number of shares authorized) ......................                                  802,033
Net asset value, offering and redemption price per share ........................                             $      11.53

See Notes to Financial Statements.

Statements of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 2008

                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                             ALLOCATION               ALLOCATION              ALLOCATION
                                                                FUND                     FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    AFFILIATED INCOME:
    Dividend ..........................................     $   17,702            $       85,109            $    164,776
    Interest ..........................................         62,727                   112,281                  91,112
---------------------------------------------------------------------------------------------------------------------------
      TOTAL INCOME ....................................         80,429                   197,390                 255,888
---------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
       Advisory and administration fees ...............          5,233                    15,151                  21,887
       Transfer agent fees ............................            125                       128                     122
       Trustees fees ..................................             62                       156                     228
       Other expenses .................................             70                       111                     110
---------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT ...............          5,490                    15,546                  22,347
---------------------------------------------------------------------------------------------------------------------------

    Less: Expenses waived or borne by the adviser .....           (224)                     (362)                   (203)
    Add: Expenses reimbursed to the adviser ...........           (246)                     (589)                   (420)
---------------------------------------------------------------------------------------------------------------------------
      Net expenses ....................................          5,020                    14,595                  21,724
---------------------------------------------------------------------------------------------------------------------------

      NET INVESTMENT INCOME ...........................         75,409                   182,795                 234,164
===========================================================================================================================


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON AFFILIATED INVESTMENTS
       Realized gain on affiliated investments ........        149,273                   916,478               1,176,104
       Change in unrealized depreciation on
         affiliated investments .......................       (450,631)               (2,160,794)             (3,304,025)
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
      on affiliated investments .......................       (301,358)               (1,244,316)             (2,127,921)
---------------------------------------------------------------------------------------------------------------------------
   NET (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .................................      $(225,949)              $(1,061,521)            $(1,893,757)
===========================================================================================================================



See Notes to Financial Statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    GE CONSERVATIVE                   E MODERATE                 GE AGGRESSIVE
                                                      ALLOCATION                      LLOCATION                   ALLOCATION
                                                        FUND                            FUND                         FUND

                                                YEAR             YEAR           YEAR           YEAR           YEAR          YEAR
                                                ENDED            ENDED          ENDED          ENDED          ENDED         ENDED
                                               9/30/08          9/30/07        9/30/08        9/30/07        9/30/08       9/30/07
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ...........     $   75,409   $   71,878    $    182,795    $   221,655    $    234,164    $    235,622
      Net realized gain
         on affiliated investments ....        149,273       91,204         916,478        438,129       1,176,104         690,197
      Net increase (decrease) in
         unrealized appreciation/
         (depreciation) on
         affiliated investments .......       (450,631)      81,042      (2,160,794)       529,523      (3,304,025)        995,622
----------------------------------------------------------------------------------------------------------------------------------
      Net increase/decrease
         from operations ..............       (225,949)     244,124      (1,061,521)     1,189,307      (1,893,757)      1,921,441
----------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ...........        (78,351)     (59,611)       (209,941)      (221,478)       (257,238)       (220,439)
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ...............        (78,351)     (59,611)       (209,941)      (221,478)       (257,238)       (220,439)
----------------------------------------------------------------------------------------------------------------------------------

      Increase/Decrease in net
         assets from operations
         and distributions ............       (304,300)     184,513      (1,271,462)       967,829      (2,150,995)      1,701,002
----------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
      Proceeds from sale of shares ....        800,274    1,253,789       1,774,840      1,324,592         964,700       1,539,190
      Value of distributions reinvested         78,351       59,611         209,941        221,478         257,236         220,439
      Cost of shares redeemed .........       (898,234)    (260,293)     (2,261,313)    (1,687,336)     (2,438,043)     (1,101,191)
----------------------------------------------------------------------------------------------------------------------------------

      Net Increase (decrease) from
         share transactions ...........        (19,609)   1,053,107        (276,532)      (141,266)     (1,216,107)        658,438
 ----------------------------------------------------------------------------------------------------------------------------------

     TOTAL INCREASE (DECREASE)
         IN NET ASSETS ................       (323,909)   1,237,620      (1,547,994)       826,563      (3,367,102)      2,359,440
----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS
   Beginning of year ..................      2,888,100    1,650,480       8,440,902      7,614,339      12,616,592      10,257,152
----------------------------------------------------------------------------------------------------------------------------------
   End of year ........................     $2,564,191   $2,888,100    $  6,892,908    $ 8,440,902    $  9,249,490    $ 12,616,592
==================================================================================================================================

UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF YEAR ................     $   40,874   $   43,816    $     68,343    $    95,489    $     46,587    $     69,661


CHANGES IN FUND SHARES

Shares sold by subscription ...........         84,178      130,326         145,589        108,267          72,882         115,751
Shares issued for distributions
   reinvested .........................          8,086        6,410          16,836         18,865          18,629          17,235
Shares redeemed .......................        (90,341)     (27,186)       (180,878)      (138,506)       (179,183)        (82,949)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in fund shares           1,923      109,550         (18,453)       (11,374)        (87,672)         50,037
==================================================================================================================================

See Notes to Financial Statements .....

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 21% in fixed income funds.

2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS. Investments in the underlying GE Funds are valued at the net asset value (NAV) per share class of each underlying GE Funds, as calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The underlying GE Funds' portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

An underlying GE Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. All portfolio securities of the GE Money Market Fund and any short-term securities held by any other underlying GE Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost.

All assets and liabilities of the underlying GE Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------

using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the underlying GE Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which an underlying GE Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the underlying GE Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying GE Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid,

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------

subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At September 30, 2008, information on the tax cost of investments is as follows:

                                                                                                                NET TAX
                                               COST OF             GROSS TAX             GROSS TAX           APPRECIATION/
                                             INVESTMENTS          UNREALIZED            UNREALIZED         (DEPRECIATION) ON
                                          FOR TAX PURPOSES       APPRECIATION          DEPRECIATION           INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund             $ 2,921,753        $         --           $   (345,913)         $   (345,913)
GE Moderate Allocation Fund                   7,967,197               4,813             (1,096,114)           (1,091,301)
GE Aggressive Allocation Fund                10,764,102             180,698             (1,678,587)           (1,497,889)


                                              NET TAX
                                            APPRECIATION/        UNDISTRIBUTED         UNDISTRIBUTED
                                          (DEPRECIATION) ON    ORDINARY INCOME/      LONG-TERM GAINS/        POST OCTOBER
                                        DERIVATIVES, CURRENCY    (ACCUMULATED          (ACCUMULATED             LOSSES
                                        AND OTHER NET ASSETS     ORDINARY LOSS        ORDINARY LOSS)      (SEE DETAIL BELOW)
---------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund                 $--                $39,545               $(892,586)              $--
GE Moderate Allocation Fund                      --                 65,346                 289,797                --
GE Aggressive Allocation Fund                    --                 44,096                  30,361                --

As of September 30, 2008, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended Sepember 30, 2008, GE Conservative Allocation Fund, GE Moderate Allocation Fund and GE Aggressive Allocation Fund utilized capital loss carryovers in the amounts of $174,419, $372,983 and $1,043,202 respectively.

FUND                                    AMOUNTS       EXPIRES
--------------------------------------------------------------------------------
GE Conservative Allocation Fund        $840,105      9/30/11
                                         50,646      9/30/12
                                          1,835      9/30/13
--------------------------------------------------------------------------------
GE Moderate Allocation Fund                  --           --
--------------------------------------------------------------------------------
GE Aggressive Allocation Fund                --           --


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds did not incur net capital or currency losses after October 31, 2007.

The tax composition of distributions paid during the year ended September 30, 2008, and September 30, 2007 were as follows:

                                            YEAR ENDED SEPTEMBER 30, 2008
                                            -----------------------------
                                            ORDINARY          LONG-TERM
                                             INCOME         CAPITAL GAINS
--------------------------------------------------------------------------------

GE Conservative Allocation Fund             $  78,351           $--
GE Moderate Allocation Fund                   209,941            --
GE Aggressive Allocation Fund                 257,238            --

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------


                                            YEAR ENDED SEPTEMBER 30, 2007
                                            -----------------------------
                                            ORDINARY          LONG-TERM
                                             INCOME         CAPITAL GAINS
--------------------------------------------------------------------------------

GE Conservative Allocation Fund             $  59,611           $--
GE Moderate Allocation Fund                   221,478            --
GE Aggressive Allocation Fund                 220,439            --


On October 1, 2007, the Fund adopted FIN 48, "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how certain uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN 48 did not have an impact on the Fund's net assets and financial statements. The Funds' 2005, 2006, 2007 and 2008 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the period ended September 30, 2008.

INVESTMENT INCOME Income and capital gain distributions from underlying GE Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest income earned by the short-term investments of the Funds.

EXPENSES The Funds pay a fee to (GEAM), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3.   FEES AND COMPENSATION
     PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM by each Fund are calculated at the annual rate of 0.20%. GEAM has agreed to assume certain operating expenses of each Fund (excluding advisory and administation fees) in order to maintain each GE Allocation Fund's net fund operating expenses at or below predetermined levels through January 29, 2009, which may be renewed or discontinued without notice in the future. This agreement can only be changed with the approval of the GE Allocation Funds' Board of Trustees and GEAM. Had these expenses not been absorbed, the returns would have been lower.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended September 30, 2008, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------

4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the underlying GE Funds, excluding short-term investments, for the period ended September 30, 2008, were as follows:

                                        PURCHASES       SALES
--------------------------------------------------------------------------------

GE Conservative Allocation Fund        $1,211,935      $1,098,922
GE Moderate Allocation Fund             3,035,954       2,920,936
GE Aggressive Allocation Fund           2,610,667       2,789,165

5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at September 30, 2008 are:

                    5% OR GREATER SHAREHOLDERS
                                     % OF         % OF FUND HELD
                        NUMBER     FUND HELD     BY GE AFFILIATES*
--------------------------------------------------------------------------------

GE Conservative
  Allocation Fund          3           96%             96%
GE Moderate
  Allocation Fund          3           98%             98%
GE Aggressive
  Allocation Fund          1           92%             92%

Investment activities of these shareholders could have a material impact on these Funds.

*    INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.



6.   OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                             GE U.S. EQUITY FUND CLASS Y
-------------------------------------------------------------------------------------------------------------------------------
                                                        9/30/08        9/30/07        9/30/06        9/30/05        9/30/04
-------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --             --             --            --        11/29/93
Net asset value, beginning of period ..................    $30.93         $29.92         $28.62        $26.35          $24.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ....................      0.29           0.41           0.37          0.44            0.27
  Net realized and unrealized
   gains (losses) on investments ......................     (5.25)          4.26           2.75          2.10            2.17

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............................     (4.96)          4.67           3.12          2.54            2.44
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...............................      0.33           0.50           0.54          0.27            0.23
  Net realized gains ..................................      2.99           3.16           1.28            --              --

-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................      3.32           3.66           1.82          0.27            0.23
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ........................    $22.65         $30.93         $29.92        $28.62          $26.35
===============================================================================================================================

TOTAL RETURN (A) ......................................    (17.65)%        16.87%         11.40%         9.68%          10.13%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ............  $113,123       $136,756       $115,005      $306,532        $346,807
  Ratios to average net assets:
   Net investment income (loss) .......................      1.10%          1.39%          1.27%         1.56%           1.02%
   Net expenses .......................................      0.54%          0.51%          0.54%         0.53%           0.53%
   Gross expenses .....................................      0.54%          0.51%          0.54%         0.53%           0.53%
  Portfolio turnover rate .............................        55%            53%            46%           36%             29%
-------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------

                                                                            GE FIXED INCOME FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------
                                                        9/30/08        9/30/07        9/30/06        9/30/05        9/30/04
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --             --             --            --         11/29/93
Net asset value, beginning of period ..................    $11.84         $11.89         $12.11        $12.55          $12.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ...........................      0.53           0.64           0.61          0.51            0.44
  Net realized and unrealized
   gains (losses) on investments ......................     (0.41)         (0.06)         (0.21)        (0.22)          (0.04)

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ...............................      0.12           0.58           0.40          0.29            0.40
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...............................      0.53           0.63           0.59          0.50            0.45
  Net realized gains ..................................        --             --           0.03          0.23            0.17

------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................      0.53           0.63           0.62          0.73            0.62
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ........................    $11.43         $11.84         $11.89        $12.11          $12.55
==============================================================================================================================

TOTAL RETURN (A) ......................................      0.89%          5.03%          3.48%         2.36%           3.24%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .....................................   $12,944        $14,221        $14,900       $87,216         $94,622
  Ratios to average net assets:
   Net investment income ..............................      4.45%          5.35%          4.99%         4.10%           3.55%
   Net expenses .......................................      0.59%          0.57%          0.55%         0.55%           0.53%
   Gross expenses .....................................      0.60%          0.58%          0.58%         0.56%           0.54%
  Portfolio turnover rate .............................       467%           385%           337%          311%            363%
------------------------------------------------------------------------------------------------------------------------------

                                                                       GE INTERNATIONAL EQUITY FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------
                                                        9/30/08        9/30/07        9/30/06        9/30/05        9/30/04
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --             --             --            --          3/2/94
Net asset value, beginning of period ..................    $25.33         $18.99         $16.01        $12.85          $10.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ....................      0.46           0.28           0.09          0.18            0.12
  Net realized and unrealized
   gains (losses) on investments ......................     (6.64)          6.29           3.06          3.09            2.14

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............................     (6.18)          6.57           3.15          3.27            2.26
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...............................      0.29           0.21           0.17          0.11            0.09
  Net realized gains ..................................      2.46           0.02             --            --              --

------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................      2.75           0.23           0.17          0.11            0.09
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ........................    $16.40         $25.33         $18.99        $16.01          $12.85
==============================================================================================================================

TOTAL RETURN (A) ......................................    (27.19)%        34.85%         19.83%        25.58%          21.22%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .....................................    $8,872        $10,354         $7,679       $69,794         $46,942
  Ratios to average net assets:
   Net investment income (loss) .......................      2.13%          1.29%          0.51%         1.26%           0.95%
   Net expenses .......................................      1.12%          1.20%          1.17%         1.17%           1.33%
   Gross expenses .....................................      1.26%          1.20%          1.17%         1.17%           1.33%
  Portfolio turnover rate .............................        39%            38%            39%           66%             31%
------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                 September 30, 2008
--------------------------------------------------------------------------------

                                                                          GE SMALL-CAP EQUITY FUND CLASS Y
------------------------------------------------------------------------------------------------------------------------------
                                                          9/30/08        9/30/07        9/30/06       9/30/05        9/30/04
------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --             --             --            --         9/30/98
Net asset value, beginning of period ..................    $16.50         $16.44         $15.99        $15.07          $12.81
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ....................      0.04           0.04           0.02          0.08           (0.02)
  Net realized and unrealized
    gains (losses) on investments .....................     (2.51)          2.28           1.04          2.94            2.28

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............................     (2.47)          2.32           1.06          3.02            2.26
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...............................        --             --           0.08            --              --
  Net realized gains ..................................      2.97           2.26           0.53          2.10              --

------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................      2.97           2.26           0.61          2.10              --
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ........................    $11.06         $16.50         $16.44        $15.99          $15.07
==============================================================================================================================

TOTAL RETURN (A) ......................................    (17.50)%        15.20%          6.85%        21.22%          17.64%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ............    $3,694         $8,053        $11,990       $24,385         $23,144
  Ratios to average net assets:
   Net investment income (loss) .......................      0.36%          0.23%          0.10%         0.54%          (0.12%)
   Net expenses .......................................      1.12%          0.99%          0.95%         0.96%           0.99%
   Gross expenses .....................................      1.12%          0.99%          0.95%         0.96%           1.00%
  Portfolio turnover rate .............................        60%            37%            38%           34%             93%
------------------------------------------------------------------------------------------------------------------------------

NOTES TO OTHER INFORMATION
---------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


Board of Trustees and Shareholders
GE LifeStyle Funds

We have audited the accompanying statements of net assets of the GE Conservative Allocation Fund, GE Moderate Allocation Fund, and GE Aggressive Allocation Fund, each a series of GE LifeStyle Funds (collectively, the "Funds"), as of September 30, 2008 and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the underlying funds' transfer agent or by other approximate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE Conservative Allocation Fund, GE Moderate Allocation Fund, and GE Aggressive Allocation Fund as of September 30, 2008, the results of their operations, changes in their net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.


                                                 KPMG LLP




Boston, Massachusetts
November 24, 2008

Tax Information  (unaudited)
--------------------------------------------------------------------------------


Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905
AGE    59

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds and Intermediary Business at GEAM since March 2007; Executive Vice President of GEAM from February 1997 to March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing at GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer, GE Foundation; Director, GE Asset Management (Ireland) Limited, since February 1999; Director, GE Asset Management Funds Plc, GE Asset Management Canada Company, GE Asset Management Limited, and GE Volunteers.


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905
AGE    47

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to July 2007; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President from October 2003 to July 2007

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds, GE Institutional Funds, Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007. Director of GE Investments Funds, Inc. since July 2007.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905
AGE    49

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - three years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A
OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LA PORTA
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   43

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - four years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------



NON-INTERESTED TRUSTEES


--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   62

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   General Partner, NGN Capital since
2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Diocesan of Brooklyn & Queens since 2001; Gregorian University Foundation Since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905
AGE   61

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.
--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   72

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 11 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    43

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


------------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

  PORTFOLIO MANAGERS
  GE LIFESTYLE FUNDS
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING GE FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Palisade Capital Management, L.L.C.
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru

  Effective October 1, 2008, in addition to Palisade, the following sub-advisers will also manage portions of the GE SMALL-CAP EQUITY FUND:

  Champlain Investment Partners, LLC
  Team led by Scott T. Brayman

  GlobeFlex Capital, LP
  Team led by Robert J. Anslow, Jr.

  SouthernSun Asset Management, Inc.
  Team led by Michael W. Cook

  GE U.S. EQUITY FUND
  Team led by:
  Stephen V. Gelhaus
  Thomas R. Lincoln
  Paul C. Reinhardt
  George A. Bicher

  GE FIXED INCOME FUND
  Team led by Paul Colonna

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  William J. Lucas
  Matthew J. Simpson
  Robert P. Quinn

  SECRETARY
  Jeanne M. La Porta

  ASSISTANT SECRETARY
  Joseph A. Carucci
  Joon Won Choe

  TREASURER
  Scott H. Rhodes
  ASSISTANT TREASURER
  Scott R. Fuchs
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member FINRA and SIPC

  CUSTODIAN
  State Street Bank & Trust Company

  OFFICERS OF THE INVESTMENT ADVISER
  James W. Ireland III, PRESIDENT AND CHIEF EXECUTIVE OFFICER
  Daniel O. Colao, EVP, CHIEF FINANCIAL OFFICER
  Paul M. Colonna, PRESIDENT AND CHIEF INVESTMENT OFFICER - FIXED INCOME Michael J. Cosgrove, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS AND INTERMEDIARY BUSINESS
  Kathryn D. Karlic, PRESIDENT - INSTITUTIONAL SALES AND MARKETING
  Ralph R. Layman, PRESIDENT AND CO-CHIEF INVESTMENT OFFICER - INTERNATIONAL EQUITIES
  Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY
  Judith M. Studer, PRESIDENT - U.S. EQUITIES
  Donald W. Torey, PRESIDENT - ALTERNATIVE INVESTMENTS
  John J. Walker, EVP, CHIEF OPERATING OFFICER
  David W. Wiederecht, PRESIDENT - INVESTMENT STRATEGIES

ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $58,200 in 2007 and $61,200 in 2008.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the GE LifeStyle Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2007 or 2008 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2007 and $0 in 2008.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Scott Rhodes as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 09, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 09, 2008

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE LIFESTYLE FUNDS

Date:  December 09, 2008

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.